UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-54
RIVERSOURCE INVESTMENT SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments

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Portfolio of Investments
Columbia Diversified Equity Income Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.4%)
Goodrich Corp.	290,172		$25,555,448
Honeywell International, Inc.	519,609		27,622,414
The Boeing Co.	221,292		14,441,516

Total			67,619,378

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	381,694		27,703,351

Airlines (1.1%)
AMR Corp.	715,186	(b,d)	5,571,299
Delta Air Lines, Inc.	1,114,545	(b,d)	14,043,267
U.S. Airways Group, Inc.	1,066,053	(b,d)	10,671,191
United Continental Holdings, Inc.	903,580	(b,d)	21,523,275

Total			51,809,032

Automobiles (1.2%)
Ford Motor Co.	3,309,437	(b,d)	55,565,447

Biotechnology (0.6%)
Gilead Sciences, Inc.	729,307	(b)	26,430,086

Capital Markets (3.8%)
Artio Global Investors, Inc.	523,507	(d)	7,721,728
Morgan Stanley	2,540,917		69,138,352
The Goldman Sachs Group, Inc.	623,900		104,915,024

Total			181,775,104

Chemicals (3.4%)
Air Products & Chemicals, Inc.	270,567		24,608,069
EI du Pont de Nemours & Co.	1,396,245		69,644,701
Huntsman Corp.	1,583,722	(d)	24,721,900
The Dow Chemical Co.	1,340,560	(d)	45,766,718

Total			164,741,388

Commercial Banks (0.6%)
U.S. Bancorp	315,876		8,519,176
Wells Fargo & Co.	726,358		22,509,834

Total			31,029,010

Communications Equipment (0.5%)
Nokia OYJ, ADR	2,182,606	(c,d)	22,524,494

Computers & Peripherals (1.3%)
Hewlett-Packard Co.	901,587		37,956,813
Western Digital Corp.	668,761	(b)	22,670,998

Total			60,627,811

Issuer	Shares		Value(a)
Construction & Engineering (0.4%)
Fluor Corp.	296,344	(d)	19,635,753

Construction Materials (0.5%)
Cemex SAB de CV, ADR	2,201,929	(b,c,d)	23,582,660

Diversified Financial Services (5.6%)
Bank of America Corp.	10,597,979		141,377,040
JPMorgan Chase & Co.	2,957,007		125,436,237

Total			266,813,277

Diversified Telecommunication Services (4.9%)
AT&T, Inc.	3,201,940		94,072,997
CenturyLink, Inc.	210,310	(d)	9,710,013
Deutsche Telekom AG, ADR	940,802	(c)	12,037,562
Frontier Communications Corp.	474,018	(d)	4,612,195
Qwest Communications International, Inc.	5,141,904		39,129,889
Verizon Communications, Inc.	1,554,975	(d)	55,637,006
Windstream Corp.	1,310,665	(d)	18,270,670

Total			233,470,332

Electric Utilities (0.8%)
American Electric Power Co., Inc.	396,624		14,270,531
FirstEnergy Corp.	320,310	(d)	11,857,876
NextEra Energy, Inc.	237,033		12,323,346

Total			38,451,753

Electrical Equipment (3.6%)
ABB Ltd., ADR	1,934,972	(b,c)	43,440,121
Babcock & Wilcox Co.	785,013	(b)	20,088,483
Cooper Industries PLC	888,955	(d)	51,817,188
Emerson Electric Co.	600,666	(d)	34,340,075
Hubbell, Inc., Class B	336,341		20,224,184

Total			169,910,051

Electronic Equipment, Instruments & Components (0.4%)
Tyco Electronics Ltd.	581,628		20,589,631

Energy Equipment & Services (5.5%)
Baker Hughes, Inc.	665,744	(d)	38,060,584
Halliburton Co.	1,775,220		72,482,234
McDermott International, Inc.	2,342,805	(b)	48,472,635
National Oilwell Varco, Inc.	546,124		36,726,839
Schlumberger Ltd.	569,188		47,527,198
Tenaris SA, ADR	369,743	(c,d)	18,110,012

Total			261,379,502

Food & Staples Retailing (0.9%)
Wal-Mart Stores, Inc.	810,794		43,726,120

Health Care Providers & Services (0.4%)
WellPoint, Inc.	333,674	(b)	18,972,704

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp. Unit	1,198,868		55,279,803

Issuer	Shares		Value(a)
Household Durables (0.8%)
DR Horton, Inc.	333,669	(d)	3,980,671
KB Home	219,766	(d)	2,964,643
Lennar Corp., Class A	354,284	(d)	6,642,825
Pulte Group, Inc.	637,965	(b,d)	4,797,497
Stanley Black & Decker, Inc.	301,749		20,177,956

Total			38,563,592

Independent Power Producers & Energy Traders (—%)
CB Calpine Escrow	6,000,000	(b,e,f)	6

Industrial Conglomerates (3.8%)
3M Co.	333,016		28,739,281
General Electric Co.	1,875,888		34,309,992
Siemens AG, ADR	629,114	(c)	78,167,414
Tyco International Ltd.	964,829		39,982,514

Total			181,199,201

Insurance (6.5%)
ACE Ltd.	884,401	(c)	55,053,962
Axis Capital Holdings Ltd.	382,087	(d)	13,709,282
Endurance Specialty Holdings Ltd.	521,178	(c,d)	24,010,670
PartnerRe Ltd.	198,338	(c)	15,936,458
The Travelers Companies, Inc.	636,070	(d)	35,435,460
XL Group PLC	7,858,068		171,463,044

Total			315,608,876

IT Services (3.5%)
Accenture PLC, Class A	735,234	(c)	35,651,497
Computer Sciences Corp.	371,501		18,426,450
IBM Corp.	415,391		60,962,782
Mastercard, Inc., Class A	230,679		51,697,471

Total			166,738,200

Life Sciences Tools & Services (3.3%)
Agilent Technologies, Inc.	414,479	(b)	17,171,865
Life Technologies Corp.	1,411,695	(b)	78,349,072
Thermo Fisher Scientific, Inc.	1,136,674	(b)	62,926,273

Total			158,447,210

Machinery (5.5%)
Caterpillar, Inc.	508,392	(d)	47,615,995
Deere & Co.	576,230		47,855,902
Eaton Corp.	441,111		44,777,178
Illinois Tool Works, Inc.	898,540		47,982,036
Ingersoll-Rand PLC	681,856	(c,d)	32,108,599
Parker Hannifin Corp.	558,057		48,160,318

Total			268,500,028

Media (1.5%)
Comcast Corp., Class A	654,205	(d)	14,372,884
Regal Entertainment Group, Class A	1,655,018	(d)	19,429,911
Time Warner, Inc.	482,366		15,517,714
Viacom, Inc., Class B	544,989		21,587,015

Total			70,907,524

Issuer	Shares		Value(a)
Metals & Mining (2.4%)
Alcoa, Inc.	772,473	(d)	11,888,359
Freeport-McMoRan Copper & Gold, Inc.	318,003	(d)	38,188,981
Nucor Corp.	334,771	(d)	14,669,665
Rio Tinto PLC, ADR	258,570	(c,d)	18,529,127
United States Steel Corp.	148,870	(d)	8,696,985
Vale SA, ADR	409,799	(c,d)	14,166,751
Xstrata PLC	392,402	(c)	9,211,745

Total			115,351,613

Multiline Retail (2.4%)
Macy’s, Inc.	1,645,947		41,642,459
Nordstrom, Inc.	331,514	(d)	14,049,563
Target Corp.	972,159		58,455,921

Total			114,147,943

Multi-Utilities (1.1%)
Dominion Resources, Inc.	764,827	(d)	32,673,409
Sempra Energy	398,733	(d)	20,925,508

Total			53,598,917

Oil, Gas & Consumable Fuels (10.6%)
Anadarko Petroleum Corp.	683,228		52,034,644
Apache Corp.	724,493		86,381,300
Chevron Corp.	1,110,573		101,339,786
ConocoPhillips	548,243		37,335,348
Devon Energy Corp.	213,659		16,774,368
Exxon Mobil Corp.	2,020,325		147,726,164
Marathon Oil Corp.	802,428		29,713,909
Pioneer Natural Resources Co.	133,633	(d)	11,602,017
Total SA, ADR	408,385	(c)	21,840,430

Total			504,747,966

Pharmaceuticals (5.2%)
Abbott Laboratories	506,653		24,273,745
Bristol-Myers Squibb Co.	2,078,920	(d)	55,049,802
Merck & Co., Inc.	2,171,184		78,249,471
Novartis AG, ADR	314,337	(c,d)	18,530,166
Pfizer, Inc.	2,679,745		46,922,335
Teva Pharmaceutical Industries Ltd., ADR	454,650	(c)	23,700,905

Total			246,726,424

Real Estate Investment Trusts (REITs) (1.2%)
AvalonBay Communities, Inc.	107,835	(d)	12,136,829
Equity Residential	239,034	(d)	12,417,816
Pebblebrook Hotel Trust	502,100	(d)	10,202,672
ProLogis	880,068	(d)	12,708,183
Ventas, Inc.	204,140	(d)	10,713,267

Total			58,178,767

Road & Rail (0.6%)
Union Pacific Corp.	321,087		29,751,921

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	3,504,161		73,692,505
Microchip Technology, Inc.	791,003	(d)	27,060,213

Total			100,752,718

Issuer	Shares		Value(a)
Software (2.9%)
Microsoft Corp.	3,018,643	(d)	84,280,513
Oracle Corp.	1,677,694		52,511,822

Total			136,792,335

Specialty Retail (1.7%)
Home Depot, Inc.	1,718,903		60,264,740
Staples, Inc.	981,729		22,353,969

Total			82,618,709

Tobacco (3.9%)
Lorillard, Inc.	1,760,102	(d)	144,433,971
Philip Morris International, Inc.	684,533		40,065,716

Total			184,499,687

Wireless Telecommunication Services (0.2%)

Sprint Nextel Corp.	2,318,160	(b,d)	9,805,817

Total Common Stocks (Cost: $3,704,396,942)			$4,678,574,141

Money Market Fund (2.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	102,863,140	(h)	$102,863,140

Total Money Market Fund (Cost: $102,863,140)			$102,863,140

Investments of Cash Collateral Received for Securities on Loan (16.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.9%)
Belmont Funding LLC
01-18-11	0.500%	$9,996,945	$9,996,945
Ebbets Funding LLC
01-06-11	0.500	9,995,972	9,995,972
01-10-11	0.500	9,995,694	9,995,694
Royal Park Investments Funding Corp.
01-14-11	0.420	9,996,617	9,996,617
03-21-11	0.451	1,997,650	1,997,650

Total			41,982,878

Certificates of Deposit (10.2%)
Bank of Nova Scotia
05-12-11	0.280	25,000,000	25,000,000
Banque et Caisse d’Epargne de l’Etat
02-16-11	0.305	14,988,317	14,988,317
Barclays Bank PLC
03-15-11	0.440	15,000,000	15,000,000
Canadian Imperial Bank
04-07-11	0.300	30,000,000	30,000,000
Clydesdale Bank PLC
01-24-11	0.365	5,000,000	5,000,000
Credit Agricole
04-21-11	0.400	20,000,525	20,000,525

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Credit Industrial et Commercial
03-07-11	0.400	20,000,000	20,000,000
Credit Suisse
04-15-11	0.300	20,000,000	20,000,000
Deutsche Bank AG
01-10-11	0.472	9,999,959	9,999,959
DZ Bank AG
01-18-11	0.330	22,000,000	22,000,000
02-10-11	0.400	10,000,000	10,000,000
KBC Bank NV
01-24-11	0.400	23,000,000	23,000,000
01-24-11	0.450	12,000,000	12,000,000
La Banque Postale
02-17-11	0.365	10,000,000	10,000,000
Landesbank Hessen Thuringen
01-03-11	0.300	6,000,027	6,000,027
Mitsubishi UFJ Trust and Banking Corp.
01-06-11	0.330	10,000,000	10,000,000
National Australia Bank Ltd.
03-17-11	0.311	20,000,000	20,000,000
National Bank of Canada
03-21-11	0.400	20,000,000	20,000,000
Natixis
03-07-11	0.440	20,000,000	20,000,000
Norinchukin Bank
01-06-11	0.330	30,000,000	30,000,000
01-25-11	0.330	5,000,000	5,000,000
02-08-11	0.330	2,000,000	2,000,000
Nykredit Bank
01-24-11	0.550	10,000,000	10,000,000
Pohjola Bank PLC
03-16-11	0.660	5,000,000	5,000,000
Rabobank Group
04-27-11	0.311	20,000,000	20,000,000
Societe Generale
02-01-11	0.315	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp.
01-12-11	0.300	15,000,000	15,000,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.350	5,000,000	5,000,000
02-22-11	0.335	5,000,064	5,000,064
04-21-11	0.510	10,000,000	10,000,000
Union Bank of Switzerland
04-18-11	0.341	20,000,000	20,000,000
Westpac Banking Corp.
05-09-11	0.290	25,000,000	25,000,000

Total			484,988,892

Commercial Paper (0.6%)
ASB Finance Ltd.
05-03-11	0.391	9,981,150	9,981,150
Macquarie Bank Ltd.
01-04-11	0.370	6,995,611	6,995,611
Suncorp Metway Ltd.
01-10-11	0.400	9,996,334	9,996,334

Total			26,973,095

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Other Short-Term Obligations (0.7%)
Natixis Financial Products LLC
01-03-11	0.500	25,000,000	25,000,000
The Goldman Sachs Group, Inc.
01-14-11	0.350	10,000,000	10,000,000

Total			35,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (4.2%)(g)
Barclays Capital, Inc. dated 02-08-10, matures 01-31-11, repurchase price $50,17,222	0.400%	$50,000,000	$50,000,000
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price $25,006,458	0.300	25,000,000	25,000,000
Barclays Capital, Inc. dated 11-04-10, matures 01-31-11, repurchased price $15,003,875	0.300	15,000,000	15,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price $45,001,500	0.400	45,000,000	45,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $7,905,329	0.170	7,905,217	7,905,217
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price $25,000,729	0.350	25,000,000	25,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price $5,000,188	0.450	5,000,000	5,000,000
RBS Securities, Inc. dated 04-01-10, matures 02-04-11, repurchase price $20,007,778	0.400	20,000,000	20,000,000
RBS Securities, Inc. dated 08-18-10, matures 02-04-11, repurchase price $10,002,917	0.300	10,000,000	10,000,000

Total			202,905,217

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $791,850,082)			$791,850,082

Total Investments in Securities
(Cost: $4,599,110,164)(i)			$5,573,287,363

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.76% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Dec. 31, 2010 was $6, representing less than 0.01% of net assets. Information concerning such security holdings at Dec. 31, 2010 was as follows:

Acquisition
Security	dates	Cost

CB Calpine Escrow	12-20-01 thru 12-21-01	$—

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.400%)

Security description	Value (a)

BCRR Trust	$2,353,067
Bear Stearns Commercial Mortgage Securities	8,733,034
Citigroup Commercial Mortgage Trust	3,303,038
Granite Master Issuer PLC	13,070,414
GS Mortgage Securities Corp II	3,018,425
JP Morgan Chase Commercial Mortgage Securities Corp	2,444,417
Merrill Lynch Mortgage Trust	817,933
Morgan Stanley Dean Witter Capital I	5,353,009
Paragon Mortgages PLC	8,104,238
Permanent Master Issuer PLC	2,652,868
Wachovia Bank Commercial Mortgage Trust	2,649,557

Total market value of collateral securities	$52,500,000

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

Arabella Ltd	$125,992
Archer Daniels	1,296,170
ASB Finance Ltd	1,535,608
Banco Bilbao Vizcaya	4,145,306
Banco Bilbao Vizcaya Argentaria/New York NY	61,298
BP Capital Markets	770,366
BPCE	553,853
Central American Bank	4,800
Commonwealth Bank of Australia	779,837
Credit Agricole NA	1,280
Danske Corp	1,918,529
Electricite De France	3,176,910
European Investment Bank	4,274,615
Gdz Suez	659,886
Golden Funding Corp	45,428
Ing (US) Funding LLC	200
Natexis Banques	493,343
Nationwide Building	3,075,654
Natixis NY	239,999
Natixis US Finance Co	3,999
Prudential PLC	927,851
Silver Tower US Fund	11,999
Skandin Ens Banken	120,091
Societe Gen No Amer	1,998,983
Societe Generale NY	26,000
UBS Ag Stamford	2,003

Total market value of collateral securities	$26,250,000

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

Arabella Ltd	$75,595
Archer Daniels	777,702
ASB Finance Ltd	921,365
Banco Bilbao Vizcaya	2,487,184
Banco Bilbao Vizcaya Argentaria/New York NY	36,779
BP Capital Markets	462,219
BPCE	332,312
Central American Bank	2,880
Commonwealth Bank of Australia	467,902
Credit Agricole NA	767
Danske Corp	1,151,117
Electricite De France	1,906,146
European Investment Bank	2,564,769
Gdz Suez	395,932
Golden Funding Corp	27,257
Ing (US) Funding LLC	120
Natexis Banques	296,006
Nationwide Building	1,845,392
Natixis NY	143,999
Natixis US Finance Co	2,400
Prudential PLC	556,711
Silver Tower US Fund	7,200
Skandin Ens Banken	72,055
Societe Gen No Amer	1,199,390
Societe Generale NY	15,599
UBS Ag Stamford	1,202

Total market value of collateral securities	$15,750,000

Cantor Fitzgerald & Co. (0.400%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,441,397
Fannie Mae Pool	3,936,544
Fannie Mae Principal Strip	47,076
Fannie Mae REMICS	2,638,784
Federal Farm Credit Bank	2,454,164
Federal Home Loan Banks	4,396,835
Federal Home Loan Mortgage Corp	329,877
Federal National Mortgage Association	3,812,365
FHLMC Structured Pass Through Securities	1,560,589
Freddie Mac Non Gold Pool	3,778,734
Freddie Mac Reference REMIC	25,432
Freddie Mac REMICS	2,319,267
Freddie Mac Strips	683,930
Ginnie Mae I Pool	442,060
Ginnie Mae II Pool	2,450,435
Government National Mortgage Association	985,905
United States Treasury Inflation Indexed Bonds	135,514
United States Treasury Note/Bond	10,768,723
United States Treasury Strip Coupon	3,218,724
United States Treasury Strip Principal	473,645

Total market value of collateral securities	$45,900,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$8,063,322

Total market value of collateral securities	$8,063,322

Natixis Financial Products, Inc. (0.350%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,147,248
Fannie Mae Pool	452,905
Fannie Mae REMICS	8,793,459
Freddie Mac Gold Pool	92,238
Freddie Mac Non Gold Pool	118,653
Freddie Mac REMICS	10,249,944
Freddie Mac Strips	853,837
Government National Mortgage Association	105,842
United States Treasury Note/Bond	3,686,618

Total market value of collateral securities	$25,500,744

Pershing LLC (0.450%)

Security description	Value (a)

Fannie Mae Pool	$2,596,530
Fannie Mae REMICS	585,460
Freddie Mac Gold Pool	222,092
Freddie Mac REMICS	772,736
Ginnie Mae I Pool	197,792
Government National Mortgage Association	725,390

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.400%)

Security description	Value (a)

Adjustable Rate Mortgage Trust	$2,382
American Home Mortgage Investment Trust	440,413
Banc of America Commercial Mortgage Inc	170,406
Banc of America Large Loan Inc	999,659
Bear Stearns Commercial Mortgage Securities	6,311
CC Mortgage Funding Corp	132,873
Citigroup/Deutsche Bank Commercial Mortgage Trust	277,790
Countrywide Home Loan Mortgage Pass Through Trust	100,130
Credit Suisse First Boston Mortgage Securities Corp	253,512
Credit Suisse Mortgage Capital Certificates	419,690
First Republic Mortgage Loan Trust	503,534
Ford Credit Floorplan Master Owner Trust	1,259,364
Greenwich Capital Commercial Funding Corp	101,960
GS Mortgage Securities Corp II	163,295
Honda Auto Receivables Owner Trust	895,446
JP Morgan Chase Commercial Mortgage Securities Corp	697,066
LB-UBS Commercial Mortgage Trust	1,100,800
MLCC Mortgage Investors Inc	2,590
Morgan Stanley Capital I	248,175
Morgan Stanley Dean Witter Capital I	308,438
Sequoia Mortgage Trust	10,485
Wachovia Bank Commercial Mortgage Trust	5,025,582
WaMu Mortgage Pass Through Certificates	7,846,476
Wells Fargo Mortgage Backed Securities Trust	33,627

Total market value of collateral securities	$21,000,004

RBS Securities, Inc. (0.300%)

Security description	Value (a)

Fannie Mae REMICS	$5,256,555
Fannie Mae Whole Loan	12,941
Freddie Mac REMICS	4,930,643

Total market value of collateral securities	$10,200,139

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(i)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $4,599,110,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,015,416,000
Unrealized depreciation	(41,239,000)

Net unrealized appreciation	$974,177,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Independent Power Producers & Energy Traders	$—	$—	$6	$6
Metals & Mining	106,139,868	9,211,745	—	115,351,613
All Other Industries	4,563,222,522	—	—	4,563,222,522

Total Equity Securities	4,669,362,390	9,211,745	6	4,678,574,141

Other
Affiliated Money Market Fund(c)	102,863,140	—	—	102,863,140
Investments of Cash Collateral Received for Securities on Loan	—	791,850,082	—	791,850,082

Total Other	102,863,140	791,850,082	—	894,713,222

Total	$4,772,225,530	$801,061,827	$6	$5,573,287,363

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $7,507,573.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Sept. 30, 2010	$6
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Dec. 31, 2010	$6

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Large Growth Quantitative Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.6%)
Honeywell International, Inc.	66,181		$3,518,182
Lockheed Martin Corp.	52,123		3,643,919
Raytheon Co.	41,080	(d)	1,903,647
United Technologies Corp.	210,132		16,541,591

Total			25,607,339

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	77,500		5,624,950

Auto Components (2.1%)
Lear Corp.	80,000	(b)	7,896,800
TRW Automotive Holdings Corp.	123,659	(b,d)	6,516,829

Total			14,413,629

Automobiles (0.7%)
Ford Motor Co.	299,500	(b,d)	5,028,605

Beverages (0.1%)
The Coca-Cola Co.	15,362		1,010,359

Biotechnology (1.3%)
Amgen, Inc.	102,093	(b)	5,604,906
Cephalon, Inc.	15,670	(b,d)	967,152
Gilead Sciences, Inc.	68,200	(b)	2,471,568

Total			9,043,626

Capital Markets (1.3%)
Franklin Resources, Inc.	26,138		2,906,807
The Goldman Sachs Group, Inc.	38,128		6,411,604

Total			9,318,411

Chemicals (2.1%)
EI du Pont de Nemours & Co.	8,498		423,880
Lubrizol Corp.	125,328		13,395,057
PPG Industries, Inc.	7,713		648,432

Total			14,467,369

Commercial Services & Supplies (2.4%)
Avery Dennison Corp.	9,491		401,849
Pitney Bowes, Inc.	192,980	(d)	4,666,256
RR Donnelley & Sons Co.	684,557		11,959,211

Total			17,027,316

Communications Equipment (1.1%)
Cisco Systems, Inc.	118,858	(b)	2,404,497
F5 Networks, Inc.	1,890	(b)	246,002

Issuer	Shares		Value(a)
Harris Corp.	13,727	(d)	621,833
QUALCOMM, Inc.	89,200		4,414,509

Total			7,686,841

Computers & Peripherals (10.6%)
Apple, Inc.	128,911	(b)	41,581,531
Dell, Inc.	271,451	(b)	3,678,161
Hewlett-Packard Co.	356,359		15,002,714
SanDisk Corp.	205,260	(b)	10,234,264
Seagate Technology PLC	208,900	(b,c)	3,139,767

Total			73,636,437

Construction & Engineering (0.1%)
KBR, Inc.	21,760		663,027

Consumer Finance (0.6%)
American Express Co.	69,500		2,982,940
SLM Corp.	112,783	(b)	1,419,938

Total			4,402,878

Containers & Packaging (0.1%)
Crown Holdings, Inc.	21,634	(b,d)	722,143

Diversified Telecommunication Services (0.5%)
Windstream Corp.	261,100	(d)	3,639,734

Electric Utilities (0.1%)
Exelon Corp.	18,755		780,958

Electrical Equipment (2.5%)
Emerson Electric Co.	311,856		17,828,808

Electronic Equipment, Instruments & Components (0.4%)
Dolby Laboratories, Inc., Class A	31,955	(b,d)	2,131,398
Vishay Intertechnology, Inc.	27,048	(b,d)	397,065

Total			2,528,463

Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.	20,938	(b,d)	782,453
Dresser-Rand Group, Inc.	72,072	(b,d)	3,069,546
Halliburton Co.	85,141		3,476,307
McDermott International, Inc.	74,100	(b)	1,533,129
Noble Corp.	101,656	(c,d)	3,636,236
Rowan Companies, Inc.	95,785	(b)	3,343,854

Total			15,841,525

Food & Staples Retailing (1.2%)
Wal-Mart Stores, Inc.	159,365		8,594,554

Food Products (1.3%)
The Hershey Co.	197,943		9,333,012

Health Care Equipment & Supplies (1.0%)
Becton Dickinson and Co.	75,848	(d)	6,410,673
Varian Medical Systems, Inc.	11,374	(b)	787,991

Total			7,198,664

Issuer	Shares		Value(a)
Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	60,339	(d)	2,058,767
Cardinal Health, Inc.	84,382		3,232,674
CIGNA Corp.	54,974		2,015,347
Humana, Inc.	36,966	(b)	2,023,519
Lincare Holdings, Inc.	41,514	(d)	1,113,821
UnitedHealth Group, Inc.	85,509		3,087,730
Universal Health Services, Inc., Class B	20,429		887,027

Total			14,418,885

Household Durables (0.4%)
Garmin Ltd.	63,316	(c,d)	1,962,163
Tempur-Pedic International, Inc.	19,400	(b,d)	777,164

Total			2,739,327

Household Products (0.6%)
Kimberly-Clark Corp.	22,215		1,400,434
The Procter & Gamble Co.	41,324		2,658,373

Total			4,058,807

Industrial Conglomerates (0.5%)
3M Co.	41,488		3,580,414

Insurance (1.5%)
Aflac, Inc.	119,970		6,769,907
Brown & Brown, Inc.	102,200	(d)	2,446,668
Hartford Financial Services Group, Inc.	50,100		1,327,149

Total			10,543,724

Internet & Catalog Retail (0.3%)
priceline.com, Inc.	4,728	(b)	1,889,072

Internet Software & Services (2.3%)
Google, Inc., Class A	27,490	(b)	16,328,235

IT Services (5.6%)
DST Systems, Inc.	45,038	(d)	1,997,435
IBM Corp.	192,620		28,268,912
Teradata Corp.	197,314	(b)	8,121,444
Total System Services, Inc.	75,077		1,154,684

Total			39,542,475

Life Sciences Tools & Services (0.6%)
Waters Corp.	57,600	(b)	4,476,096

Machinery (0.6%)
Cummins, Inc.	18,848	(d)	2,073,469
Joy Global, Inc.	10,504		911,222
Parker Hannifin Corp.	11,471		989,947

Total			3,974,638

Media (1.4%)
DIRECTV, Class A	156,800	(b)	6,261,024
Viacom, Inc., Class B	94,970		3,761,762

Total			10,022,786

Issuer	Shares		Value(a)
Metals & Mining (2.7%)
Cliffs Natural Resources, Inc.	17,934		1,399,031
Freeport-McMoRan Copper & Gold, Inc.	86,761		10,419,129
Newmont Mining Corp.	117,000		7,187,310

Total			19,005,470

Multiline Retail (1.7%)
Dollar Tree, Inc.	189,139	(b)	10,606,915
Family Dollar Stores, Inc.	27,504		1,367,224

Total			11,974,139

Oil, Gas & Consumable Fuels (8.6%)
Alpha Natural Resources, Inc.	206,791	(b,d)	12,413,664
Chevron Corp.	149,900		13,678,375
ConocoPhillips	129,800		8,839,380
Exxon Mobil Corp.	343,700	(e)	25,131,344

Total			60,062,763

Personal Products (1.6%)
Herbalife Ltd.	159,119	(c)	10,878,966

Pharmaceuticals (4.6%)
Abbott Laboratories	278,895		13,361,859
Eli Lilly & Co.	348,019		12,194,586
Forest Laboratories, Inc.	19,420	(b)	621,052
Johnson & Johnson	44,466	(d)	2,750,222
Merck & Co., Inc.	38,110		1,373,484
Warner Chilcott PLC, Class A	81,500	(c)	1,838,640

Total			32,139,843

Professional Services (1.3%)
Dun & Bradstreet Corp.	108,000	(d)	8,865,720

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co., Class A	136,300		3,521,992

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A	100,962	(b)	2,067,702

Road & Rail (0.3%)
Ryder System, Inc.	40,600	(d)	2,137,184

Semiconductors & Semiconductor Equipment (5.6%)
Advanced Micro Devices, Inc.	158,607	(b,d)	1,297,405
Intel Corp.	1,037,889		21,826,806
Teradyne, Inc.	59,380	(b,d)	833,695
Texas Instruments, Inc.	476,549	(d)	15,487,843

Total			39,445,749

Software (4.6%)
Microsoft Corp.	1,017,390		28,405,530
Oracle Corp.	78,611		2,460,524
VMware, Inc., Class A	14,217	(b,d)	1,264,033

Total			32,130,087

Issuer	Shares		Value(a)
Specialty Retail (5.8%)
Advance Auto Parts, Inc.	145,174		9,603,260
GameStop Corp., Class A	26,999	(b,d)	617,737
Limited Brands, Inc.	312,106		9,591,017
PetSmart, Inc.	187,131	(d)	7,451,556
Ross Stores, Inc.	183,128		11,582,847
The Gap, Inc.	82,914		1,835,716
TJX Companies, Inc.	4,482		198,956

Total			40,881,089

Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc.	186,823		10,333,180
NIKE, Inc., Class B	37,262		3,182,920

Total			13,516,100

Tobacco (4.2%)
Altria Group, Inc.	360,524		8,876,101
Philip Morris International, Inc.	351,000		20,544,030

Total			29,420,131

Trading Companies & Distributors (1.0%)
WW Grainger, Inc.	51,991	(d)	7,180,477

Total Common Stocks (Cost: $572,857,446)			$679,200,519

Money Market Fund (3.3%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	22,995,743	(g)	$22,995,743

Total Money Market Fund (Cost: $22,995,743)			$22,995,743

Investments of Cash Collateral Received for Securities on Loan (11.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.3%)
Royal Park Investments Funding Corp.
03-08-11	0.410%	$1,998,087	$1,998,087

Certificates of Deposit (4.8%)
Bank of Nova Scotia
05-12-11	0.280	4,000,000	4,000,000
Barclays Bank PLC
03-15-11	0.440	1,000,000	1,000,000
Credit Suisse
04-15-11	0.300	3,000,000	3,000,000
Development Bank of Singapore Ltd.
01-25-11	0.310	3,000,000	3,000,000
DZ Bank AG
01-21-11	0.335	2,998,326	2,998,326
Erste Bank der Oesterreichischen Sparkassen AG
01-18-11	0.430	3,000,000	3,000,000
KBC Bank NV
01-20-11	0.450	2,000,000	2,000,000
Natixis
03-07-11	0.440	3,000,000	3,000,000
Pohjola Bank PLC
03-16-11	0.660	3,000,000	3,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Union Bank of Switzerland
04-18-11	0.341	3,000,000	3,000,000
United Overseas Bank Ltd.
01-18-11	0.330	3,000,000	3,000,000
Westpac Banking Corp.
05-09-11	0.290	3,000,000	3,000,000

Total			33,998,326

Commercial Paper (1.0%)
ASB Finance Ltd.
05-03-11	0.391	3,992,460	3,992,460
Macquarie Bank Ltd.
01-04-11	0.370	2,998,119	2,998,119

Total			6,990,579

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.0%)(f)
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price $5,001,292	0.300%	$5,000,000	$5,000,000
Barclays Capital, Inc. dated 11-04-10, matures 01-31-11, repurchased price $8,002,067	0.300	8,000,000	8,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price $5,000,067	0.160	5,000,000	5,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $5,680,598	0.170	5,680,517	5,680,517
Morgan Stanley dated 04-15-10, matures 01-31-11, repurchase price $7,002,110	0.350	7,000,000	7,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price $4,000,117	0.350	4,000,000	4,000,000

Total			34,680,517

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $77,667,509)			$77,667,509

Total Investments in Securities
(Cost: $673,520,698)(h)			$779,863,771

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

S&P 500 Index	70	$21,927,500	March 2011	$60,187	$—

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 3.06% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan.

(e)	At Dec. 31, 2010, investments in securities included securities valued at $10,587,776 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.300%)

Security description	Value (a)

Arabella Ltd	$25,198
Archer Daniels	259,234
ASB Finance Ltd	307,122
Banco Bilbao Vizcaya	829,061
Banco Bilbao Vizcaya Argentaria/New York NY	12,260
BP Capital Markets	154,073
BPCE	110,771
Central American Bank	960
Commonwealth Bank of Australia	155,968
Credit Agricole NA	255
Danske Corp	383,706
Electricite De France	635,382
European Investment Bank	854,923
Gdz Suez	131,977
Golden Funding Corp	9,086
Ing (US) Funding LLC	40
Natexis Banques	98,669
Nationwide Building	615,131
Natixis NY	47,999
Natixis US Finance Co	800
Prudential PLC	185,570
Silver Tower US Fund	2,400
Skandin Ens Banken	24,018
Societe Gen No Amer	399,797
Societe Generale NY	5,199
UBS Ag Stamford	401

Total market value of collateral securities	$5,250,000

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

Arabella Ltd	$40,317
Archer Daniels	414,774
ASB Finance Ltd	491,394
Banco Bilbao Vizcaya	1,326,498
Banco Bilbao Vizcaya Argentaria/New York NY	19,615
BP Capital Markets	246,517
BPCE	177,233
Central American Bank	1,536
Commonwealth Bank of Australia	249,548
Credit Agricole NA	410
Danske Corp	613,929
Electricite De France	1,016,611
European Investment Bank	1,367,877
Gdz Suez	211,164
Golden Funding Corp	14,537
Ing (US) Funding LLC	64
Natexis Banques	157,870
Nationwide Building	984,209
Natixis NY	76,800
Natixis US Finance Co	1,280
Prudential PLC	296,912
Silver Tower US Fund	3,840
Skandin Ens Banken	38,429
Societe Gen No Amer	639,675
Societe Generale NY	8,320
UBS Ag Stamford	641

Total market value of collateral securities	$8,400,000

Citigroup Global Markets, Inc. (0.160%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$24,839
Fannie Mae REMICS	1,679,992
Fannie Mae Whole Loan	42,738
Fannie Mae-Aces	3,263
Freddie Mac Reference REMIC	116,411
Freddie Mac REMICS	2,566,630
Government National Mortgage Association	666,127

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$5,794,128

Total market value of collateral securities	$5,794,128

Morgan Stanley (0.350%)

Security description	Value (a)

Can Ast & Can Ltd	$69,602
Federal Home Loan Banks	900,652
Federal Home Loan Mortgage Corp	3,880,801
Google	2,324,851
Starbird Funding Corp	33,570

Total market value of collateral securities	$7,209,476

Natixis Financial Products, Inc. (0.350%)

Security description	Value (a)

Fannie Mae Interest Strip	$183,560
Fannie Mae Pool	72,465
Fannie Mae REMICS	1,406,953
Freddie Mac Gold Pool	14,758
Freddie Mac Non Gold Pool	18,984
Freddie Mac REMICS	1,639,991
Freddie Mac Strips	136,614
Government National Mortgage Association	16,935
United States Treasury Note/Bond	589,859

Total market value of collateral securities	$4,080,119

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $673,521,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$108,969,000
Unrealized depreciation	(2,626,000)

Net unrealized appreciation	$106,343,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$679,200,519	$—	$—	$679,200,519

Total Equity Securities	679,200,519	—	—	679,200,519

Other
Affiliated Money Market Fund(c)	22,995,743	—	—	22,995,743
Investments of Cash Collateral Received for Securities on Loan	—	77,667,509	—	77,667,509

Total Other	22,995,743	77,667,509	—	100,663,252

Investments in Securities	702,196,262	77,667,509	—	779,863,771
Derivatives(d)
Assets
Futures Contracts	60,187	—	—	60,187

Total	$702,256,449	$77,667,509	$—	$779,923,958

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Large Value Quantitative Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.5%)
Northrop Grumman Corp.	30,881	(e)	$2,000,471
United Technologies Corp.	57,836	(e)	4,552,850

Total			6,553,321

Auto Components (2.5%)
Autoliv, Inc.	24,113	(c,e)	1,903,480
Lear Corp.	46,700	(b)	4,609,757

Total			6,513,237

Biotechnology (2.2%)
Amgen, Inc.	65,000	(b)	3,568,500
Biogen Idec, Inc.	29,500	(b)	1,977,975
Cephalon, Inc.	3,900	(b,e)	240,708

Total			5,787,183

Capital Markets (1.4%)
Franklin Resources, Inc.	17,494		1,945,508
The Goldman Sachs Group, Inc.	10,200		1,715,232

Total			3,660,740

Chemicals (2.3%)
Eastman Chemical Co.	42,400	(e)	3,564,992
Lubrizol Corp.	24,459		2,614,178

Total			6,179,170

Commercial Banks (2.3%)
Fifth Third Bancorp	152,870	(e)	2,244,132
KeyCorp	227,164		2,010,401
Wells Fargo & Co.	61,400		1,902,786

Total			6,157,319

Commercial Services & Supplies (2.2%)
Avery Dennison Corp.	13,400		567,356
Pitney Bowes, Inc.	8,500	(e)	205,530
RR Donnelley & Sons Co.	259,454		4,532,661
Waste Management, Inc.	13,700		505,119

Total			5,810,666

Computers & Peripherals (1.2%)
Hewlett-Packard Co.	72,975	(e)	3,072,248

Consumer Finance (2.7%)
Capital One Financial Corp.	99,423		4,231,442
Discover Financial Services	151,752		2,811,965

Total			7,043,407

Issuer	Shares		Value(a)
Diversified Financial Services (7.4%)
Bank of America Corp.	49,000		653,660
Citigroup, Inc.	1,237,110	(b)	5,851,530
JPMorgan Chase & Co.	252,600		10,715,292
The NASDAQ OMX Group, Inc.	94,900	(b,e)	2,250,079

Total			19,470,561

Diversified Telecommunication Services (5.1%)
AT&T, Inc.	148,600		4,365,868
Qwest Communications International, Inc.	392,603		2,987,709
Verizon Communications, Inc.	169,500		6,064,710

Total			13,418,287

Electric Utilities (3.5%)
Entergy Corp.	51,200		3,626,496
Exelon Corp.	132,950	(e)	5,536,038

Total			9,162,534

Electronic Equipment, Instruments & Components (0.3%)
Vishay Intertechnology, Inc.	61,737	(b,e)	906,299

Energy Equipment & Services (1.3%)
National Oilwell Varco, Inc.	33,800		2,273,050
Oceaneering International, Inc.	14,600	(b)	1,074,998

Total			3,348,048

Food & Staples Retailing (2.3%)
Wal-Mart Stores, Inc.	111,900		6,034,767

Food Products (2.0%)
The Hershey Co.	97,892	(e)	4,615,608
Tyson Foods, Inc., Class A	38,000		654,360

Total			5,269,968

Gas Utilities (0.2%)
UGI Corp.	19,500	(e)	615,810

Health Care Providers & Services (4.0%)
AmerisourceBergen Corp.	24,914		850,066
Cardinal Health, Inc.	5,295		202,851
Humana, Inc.	59,374	(b)	3,250,133
UnitedHealth Group, Inc.	169,402	(e)	6,117,106

Total			10,420,156

Household Products (1.3%)
The Procter & Gamble Co.	54,252		3,490,031

Industrial Conglomerates (4.0%)
General Electric Co.	577,327		10,559,311

Insurance (7.9%)
Aflac, Inc.	23,300	(e)	1,314,819
Arthur J Gallagher & Co.	23,400	(e)	680,472
Berkshire Hathaway, Inc., Class B	15,700	(b)	1,257,727
Brown & Brown, Inc.	149,000	(e)	3,567,060
Hartford Financial Services Group, Inc.	132,394		3,507,117
Protective Life Corp.	155,399		4,139,830

Issuer	Shares		Value(a)
Reinsurance Group of America, Inc.	35,882		1,927,222
The Allstate Corp.	89,273		2,846,023
The Travelers Companies, Inc.	12,000		668,520
Torchmark Corp.	11,000		657,140
Transatlantic Holdings, Inc.	4,571		235,955

Total			20,801,885

Media (3.1%)
Comcast Corp., Class A	103,300		2,269,501
DISH Network Corp., Class A	136,700	(b,e)	2,687,522
News Corp., Class A	6,373	(e)	92,791
The McGraw-Hill Companies, Inc.	4,600		167,486
Time Warner Cable, Inc.	26,000	(e)	1,716,780
Viacom, Inc., Class B	31,971		1,266,371

Total			8,200,451

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	11,080		1,330,597

Multiline Retail (0.2%)
Macy’s, Inc.	18,003		455,476

Multi-Utilities (2.7%)
NSTAR	43,100		1,818,389
Public Service Enterprise Group, Inc.	163,650		5,205,707

Total			7,024,096

Oil, Gas & Consumable Fuels (10.6%)
Alpha Natural Resources, Inc.	36,700	(b,e)	2,203,101
Apache Corp.	47,900		5,711,117
Chevron Corp.	118,206	(d)	10,786,297
ConocoPhillips	77,938	(d,e)	5,307,578
Devon Energy Corp.	25,100	(e)	1,970,601
Marathon Oil Corp.	38,975		1,443,244
Valero Energy Corp.	13,998		323,634

Total			27,745,572

Paper & Forest Products (0.2%)
International Paper Co.	16,800	(e)	457,632

Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	45,978	(e)	1,217,497
Eli Lilly & Co.	157,214		5,508,779
Endo Pharmaceuticals Holdings, Inc.	17,602	(b,e)	628,567
Johnson & Johnson	63,400		3,921,290
Merck & Co., Inc.	16,569		597,147
Pfizer, Inc.	88,802		1,554,923

Total			13,428,203

Real Estate Investment Trusts (REITs) (4.5%)
Annaly Capital Management, Inc.	230,800	(e)	4,135,936
Apartment Investment & Management Co., Class A	183,350	(e)	4,737,764
Simon Property Group, Inc.	30,988		3,082,996

Total			11,956,696

Road & Rail (0.3%)
Ryder System, Inc.	17,200		905,408

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (1.6%)
Texas Instruments, Inc.	128,600	(e)	4,179,500

Software (2.2%)
Microsoft Corp.	211,100		5,893,912

Specialty Retail (1.5%)
Limited Brands, Inc.	35,468		1,089,932
The Gap, Inc.	123,200	(e)	2,727,648

Total			3,817,580

Tobacco (3.2%)
Altria Group, Inc.	142,200	(e)	3,500,964
Lorillard, Inc.	8,000		656,480
Philip Morris International, Inc.	73,800		4,319,514

Total			8,476,958

Total Common Stocks (Cost: $220,143,254)			$248,147,029

Money Market Fund (7.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	19,972,123	(g)	$19,972,123

Total Money Market Fund (Cost: $19,972,123)			$19,972,123

Investments of Cash Collateral Received for Securities on Loan (8.9%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (1.1%)
Credit Industrial et Commercial
02-22-11	0.395%	$1,000,000	$1,000,000
Erste Bank der Oesterreichischen Sparkassen AG
01-18-11	0.430	1,000,000	1,000,000
KBC Bank NV
01-20-11	0.450	1,000,000	1,000,000

Total			3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (7.8%)(f)
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price $5,000,167	0.400%	$5,000,000	$5,000,000
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price $10,000,133	0.160	10,000,000	10,000,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $1,466,783	0.170	1,466,762	1,466,762

	Effective	Principal
Issuer	yield	amount	Value(a)
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price $4,000,117	0.350	4,000,000	4,000,000

Total			20,466,762

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $23,466,762)			$23,466,762

Total Investments in Securities
(Cost: $263,582,139)(h)			$291,585,914

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

S&P 500 Index	46	$14,409,500	March 2011	$41,227	$—
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.72% of net assets.

(d)	At Dec. 31, 2010, investments in securities included securities valued at $10,273,825 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Dec. 31, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.400%)

Security description	Value (a)

Fannie Mae Interest Strip	$160,155
Fannie Mae Pool	437,394
Fannie Mae Principal Strip	5,231
Fannie Mae REMICS	293,198
Federal Farm Credit Bank	272,685
Federal Home Loan Banks	488,537
Federal Home Loan Mortgage Corp	36,653
Federal National Mortgage Association	423,596
FHLMC Structured Pass Through Securities	173,399
Freddie Mac Non Gold Pool	419,859
Freddie Mac Reference REMIC	2,826
Freddie Mac REMICS	257,696
Freddie Mac Strips	75,992
Ginnie Mae I Pool	49,118
Ginnie Mae II Pool	272,271
Government National Mortgage Association	109,545
United States Treasury Inflation Indexed Bonds	15,057
United States Treasury Note/Bond	1,196,525
United States Treasury Strip Coupon	357,636
United States Treasury Strip Principal	52,627

Total market value of collateral securities	$5,100,000

Citigroup Global Markets, Inc. (0.160%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$49,679
Fannie Mae REMICS	3,359,982
Fannie Mae Whole Loan	85,476
Fannie Mae-Aces	6,527
Freddie Mac Reference REMIC	232,822
Freddie Mac REMICS	5,133,260
Government National Mortgage Association	1,332,254

Total market value of collateral securities	$10,200,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$1,496,097

Total market value of collateral securities	$1,496,097

Natixis Financial Products, Inc. (0.350%)

Security description	Value (a)

Fannie Mae Interest Strip	$183,560
Fannie Mae Pool	72,465
Fannie Mae REMICS	1,406,953
Freddie Mac Gold Pool	14,758
Freddie Mac Non Gold Pool	18,984
Freddie Mac REMICS	1,639,991
Freddie Mac Strips	136,614
Government National Mortgage Association	16,935
United States Treasury Note/Bond	589,859

Total market value of collateral securities	$4,080,119

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $263,582,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,661,000
Unrealized depreciation	(657,000)

Net unrealized appreciation	$28,004,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	Significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	Inputs	Total

Equity Securities
Common Stocks	$248,147,029	$—	$—	$248,147,029

Total Equity Securities	248,147,029	—	—	248,147,029

Other
Affiliated Money Market Fund(c)	19,972,123	—	—	19,972,123
Investments of Cash Collateral Received for Securities on Loan	—	23,466,762	—	23,466,762

Total Other	19,972,123	23,466,762	—	43,438,885

Investments in Securities	268,119,152	23,466,762	—	291,585,914
Derivatives(d)
Assets
Futures Contracts	41,227	—	—	41,227

Total	$268,160,379	$23,466,762	$—	$291,627,141

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Mid Cap Value Opportunity Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Goodrich Corp.	296,900		$26,147,983

Airlines (1.2%)
AMR Corp.	448,370	(b)	3,492,802
Delta Air Lines, Inc.	694,971	(b,d)	8,756,635
U.S. Airways Group, Inc.	599,579	(b,d)	6,001,786
United Continental Holdings, Inc.	436,568	(b,d)	10,399,049

Total			28,650,272

Auto Components (0.2%)
TRW Automotive Holdings Corp.	83,991	(b)	4,426,326

Automobiles (0.7%)
Ford Motor Co.	949,954	(b,d)	15,949,728

Building Products (0.7%)
AO Smith Corp.	435,906	(d)	16,599,300

Capital Markets (1.3%)
Artio Global Investors, Inc.	257,671		3,800,647
Invesco Ltd.	1,043,444		25,105,263

Total			28,905,910

Chemicals (5.0%)
Agrium, Inc.	201,589	(c,d)	18,495,791
Eastman Chemical Co.	387,634	(d)	32,592,267
Huntsman Corp.	1,303,018		20,340,111
Lubrizol Corp.	178,014		19,026,136
PPG Industries, Inc.	301,320		25,331,972

Total			115,786,277

Commercial Banks (5.5%)
CIT Group, Inc.	984,021	(b)	46,347,389
Comerica, Inc.	409,857	(d)	17,312,360
Cullen/Frost Bankers, Inc.	118,632	(d)	7,250,788
Fifth Third Bancorp	1,027,647		15,085,858
Huntington Bancshares, Inc.	1,181,678	(d)	8,118,128
KeyCorp	1,163,884		10,300,373
SunTrust Banks, Inc.	486,937	(d)	14,369,511
TCF Financial Corp.	502,173	(d)	7,437,182

Total			126,221,589

Commercial Services & Supplies (0.5%)
Ritchie Bros Auctioneers, Inc.	521,995	(c,d)	12,031,985

Computers & Peripherals (0.6%)
Western Digital Corp.	421,570	(b)	14,291,223

Construction & Engineering (3.4%)
Chicago Bridge & Iron Co. NV	644,610	(b,c)	21,207,670

Issuer	Shares		Value(a)
Fluor Corp.	215,582	(d)	14,284,463
Foster Wheeler AG	442,990	(b,c,d)	15,292,015
Jacobs Engineering Group, Inc.	296,759	(b)	13,606,400
KBR, Inc.	430,286		13,110,814

Total			77,501,362

Construction Materials (0.6%)
Cemex SAB de CV, ADR	1,281,252	(b,c,d)	13,722,209

Containers & Packaging (0.2%)
Smurfit-Stone Container Corp.	145,511	(b)	3,725,082

Diversified Consumer Services (1.3%)
Apollo Group, Inc., Class A	140,455	(b)	5,546,568
Capella Education Co.	87,174	(b,d)	5,804,044
Career Education Corp.	276,046	(b,d)	5,722,434
Corinthian Colleges, Inc.	600,556	(b,d)	3,128,897
DeVry, Inc.	112,338		5,389,977
ITT Educational Services, Inc.	67,320	(b,d)	4,287,611

Total			29,879,531

Diversified Financial Services (0.4%)
Pico Holdings, Inc.	255,112	(b,d)	8,112,562

Diversified Telecommunication Services (2.3%)
CenturyLink, Inc.	290,480	(d)	13,411,462
Qwest Communications International, Inc.	2,213,104		16,841,721
Windstream Corp.	1,654,139		23,058,698

Total			53,311,881

Electric Utilities (2.0%)
Allegheny Energy, Inc.	663,383		16,080,404
Pepco Holdings, Inc.	1,012,352	(d)	18,475,423
Pinnacle West Capital Corp.	287,419		11,913,518

Total			46,469,345

Electrical Equipment (3.3%)
Babcock & Wilcox Co.	519,067	(b)	13,282,925
Cooper Industries PLC	762,045		44,419,602
Rockwell Automation, Inc.	246,584	(d)	17,682,539

Total			75,385,066

Electronic Equipment, Instruments & Components (1.0%)
Avnet, Inc.	727,554	(b)	24,031,109

Energy Equipment & Services (4.1%)
Cameron International Corp.	315,045	(b)	15,982,233
Helix Energy Solutions Group, Inc.	721,749	(b,d)	8,762,033
McDermott International, Inc.	1,462,904	(b)	30,267,484
Nabors Industries Ltd.	904,688	(b,c)	21,223,980
Noble Corp.	287,098	(c,d)	10,269,495
Oceaneering International, Inc.	108,517	(b)	7,990,107

Total			94,495,332

Gas Utilities (0.2%)
Questar Corp.	277,728		4,835,244

Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.	2,776,326	(b)	21,016,788

Issuer	Shares		Value(a)
Health Care Providers & Services (2.0%)
CIGNA Corp.	863,921		31,671,344
Universal Health Services, Inc., Class B	310,981		13,502,795

Total			45,174,139

Hotels, Restaurants & Leisure (1.8%)
Penn National Gaming, Inc.	786,562	(b)	27,647,654
Royal Caribbean Cruises Ltd.	292,494	(b)	13,747,218

Total			41,394,872

Household Durables (1.3%)
DR Horton, Inc.	331,873	(d)	3,959,245
KB Home	154,978	(d)	2,090,653
Lennar Corp., Class A	245,428	(d)	4,601,775
Mohawk Industries, Inc.	206,212	(b,d)	11,704,594
Stanley Black & Decker, Inc.	113,205		7,570,018

Total			29,926,285

Insurance (8.0%)
AON Corp.	133,373		6,136,492
Assurant, Inc.	404,644		15,586,887
Axis Capital Holdings Ltd.	524,821		18,830,577
Everest Re Group Ltd.	213,378	(c)	18,098,722
Lincoln National Corp.	817,755		22,741,767
PartnerRe Ltd.	252,249	(c)	20,268,207
Transatlantic Holdings, Inc.	198,875		10,265,928
XL Group PLC	3,440,459		75,070,814

Total			186,999,394

IT Services (0.6%)
Computer Sciences Corp.	280,499		13,912,750

Leisure Equipment & Products (1.3%)
Hasbro, Inc.	624,355	(d)	29,457,069

Life Sciences Tools & Services (3.7%)
Agilent Technologies, Inc.	1,134,819	(b)	47,015,551
Life Technologies Corp.	672,361	(b)	37,316,036

Total			84,331,587

Machinery (5.1%)
AGCO Corp.	439,113	(b,d)	22,245,465
Eaton Corp.	314,070		31,881,246
Ingersoll-Rand PLC	189,307	(c,d)	8,914,467
Navistar International Corp.	213,403	(b,d)	12,358,168
Parker Hannifin Corp.	194,048		16,746,342
Terex Corp.	492,910	(b,d)	15,299,926
The Manitowoc Co., Inc.	846,703	(d)	11,100,276

Total			118,545,890

Media (2.2%)
Liberty Media Corp. — Starz, Series A	156,572	(b,e)	10,408,907
National CineMedia, Inc.	1,180,256		23,498,896
Regal Entertainment Group, Class A	1,413,589	(d)	16,595,535

Total			50,503,338

Metals & Mining (2.0%)
Cliffs Natural Resources, Inc.	119,249	(d)	9,302,614
Freeport-McMoRan Copper & Gold, Inc.	193,867	(d)	23,281,488
Steel Dynamics, Inc.	466,489	(d)	8,536,749
United States Steel Corp.	103,622	(d)	6,053,597

Total			47,174,448

Issuer	Shares		Value(a)
Multiline Retail (2.6%)
Macy’s, Inc.	1,460,815		36,958,620
Nordstrom, Inc.	558,835	(d)	23,683,427

Total			60,642,047

Multi-Utilities (3.2%)
CenterPoint Energy, Inc.	1,056,902		16,614,499
DTE Energy Co.	435,563		19,739,715
Sempra Energy	276,818		14,527,409
Wisconsin Energy Corp.	391,700		23,055,462

Total			73,937,085

Oil, Gas & Consumable Fuels (7.0%)
Alpha Natural Resources, Inc.	441,547	(b)	26,506,066
El Paso Corp.	1,245,651	(d)	17,140,158
Enbridge, Inc.	540,241	(c)	30,469,592
EQT Corp.	237,503	(d)	10,649,635
Newfield Exploration Co.	564,355	(b,d)	40,695,639
Pioneer Natural Resources Co.	94,071		8,167,244
QEP Resources, Inc.	137,277		4,984,528
Southwestern Energy Co.	161,914	(b)	6,060,441
Ultra Petroleum Corp.	105,396	(b,d)	5,034,767
Whiting Petroleum Corp.	111,458	(b)	13,061,763

Total			162,769,833

Paper & Forest Products (1.1%)
Domtar Corp.	162,532	(c)	12,339,429
Louisiana-Pacific Corp.	1,463,042	(b,d)	13,840,378

Total			26,179,807

Pharmaceuticals (4.1%)
Forest Laboratories, Inc.	675,435	(b)	21,600,411
Hospira, Inc.	207,294	(b)	11,544,203
Mylan, Inc.	2,021,499	(b)	42,714,274
Watson Pharmaceuticals, Inc.	384,394	(b)	19,853,950

Total			95,712,838

Real Estate Investment Trusts (REITs) (2.8%)
AvalonBay Communities, Inc.	73,067	(d)	8,223,691
Boston Properties, Inc.	64,286	(d)	5,535,025
Equity Residential	178,897	(d)	9,293,699
Pebblebrook Hotel Trust	276,146		5,611,287
ProLogis	1,075,392	(d)	15,528,660
Rayonier, Inc.	198,927	(d)	10,447,646
Ventas, Inc.	209,638	(d)	11,001,802

Total			65,641,810

Road & Rail (1.8%)
Con-way, Inc.	132,605	(d)	4,849,365
JB Hunt Transport Services, Inc.	81,458		3,324,301
Kansas City Southern	477,654	(b,d)	22,860,520
Knight Transportation, Inc.	77,261	(d)	1,467,959
Landstar System, Inc.	69,877		2,860,764
Old Dominion Freight Line, Inc.	88,642	(b,d)	2,835,658
Werner Enterprises, Inc.	103,743	(d)	2,344,592

Total			40,543,159

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (2.9%)
LSI Corp.	7,782,408	(b)	46,616,624
Microchip Technology, Inc.	369,505	(d)	12,640,766
NXP Semiconductor NV	350,460	(b,c)	7,335,128

Total			66,592,518

Software (2.9%)
Autodesk, Inc.	300,325	(b,d)	11,472,415
BMC Software, Inc.	421,017	(b)	19,846,741
Check Point Software Technologies Ltd.	752,074	(b,c,d)	34,790,944

Total			66,110,100

Specialty Retail (0.8%)
Abercrombie & Fitch Co., Class A	303,007	(d)	17,462,293

Textiles, Apparel & Luxury Goods (0.9%)
VF Corp.	243,175	(d)	20,956,822

Tobacco (3.1%)
Lorillard, Inc.	876,830		71,952,670

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	948,580	(b,d)	4,012,493

Total Common Stocks (Cost: $1,758,244,005)			$2,261,429,351

Money Market Fund (2.3%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	54,061,683	(f)	$54,061,683

Total Money Market Fund (Cost: $54,061,683)			$54,061,683

Investments of Cash Collateral Received for Securities on Loan (21.5%)

		Amount
Issuer	Effective yield	payable at maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Ebbets Funding LLC
01-10-11	0.500%	$9,995,695	$9,995,695
Royal Park Investments Funding Corp.
01-14-11	0.420	4,998,308	4,998,308
03-21-11	0.451	1,997,650	1,997,650

Total			16,991,653

Certificates of Deposit (11.9%)
Bank of Nova Scotia
05-12-11	0.280	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
02-22-11	0.300	9,992,339	9,992,339
Canadian Imperial Bank
04-07-11	0.300	10,000,000	10,000,000
Clydesdale Bank PLC
01-24-11	0.365	5,000,000	5,000,000
Credit Agricole
04-21-11	0.400	15,000,370	15,000,370
Credit Industrial et Commercial
03-07-11	0.400	10,000,000	10,000,000
Credit Suisse
04-15-11	0.300	10,000,000	10,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Den Danske Bank
01-04-11	0.400	20,000,000	20,000,000
KBC Bank NV
01-24-11	0.450	20,000,000	20,000,000
Landesbank Hessen Thuringen
01-03-11	0.320	20,000,000	20,000,000
Mitsubishi UFJ Trust and Banking Corp.
02-22-11	0.320	10,000,000	10,000,000
National Australia Bank Ltd.
03-17-11	0.311	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	10,000,000	10,000,000
Natixis
03-07-11	0.440	7,000,000	7,000,000
Norinchukin Bank
01-06-11	0.330	8,000,000	8,000,000
01-25-11	0.330	13,000,000	13,000,000
Nykredit Bank
01-20-11	0.520	10,000,000	10,000,000
01-24-11	0.550	12,500,000	12,500,000
Pohjola Bank PLC
03-16-11	0.660	5,000,000	5,000,000
Rabobank Group
04-27-11	0.311	10,000,000	10,000,000
Societe Generale
02-01-11	0.315	9,500,000	9,500,000
Sumitomo Trust & Banking Co., Ltd.
02-18-11	0.345	5,000,064	5,000,064
02-18-11	0.350	5,000,000	5,000,000
04-21-11	0.510	5,000,000	5,000,000
Union Bank of Switzerland
04-18-11	0.341	10,000,000	10,000,000
Westpac Banking Corp.
05-09-11	0.290	15,000,000	15,000,000

Total			274,992,773

Commercial Paper (1.3%)
ASB Finance Ltd.
05-03-11	0.391	9,981,150	9,981,150
Macquarie Bank Ltd.
01-04-11	0.370	9,993,731	9,993,731
Suncorp Metway Ltd.
01-10-11	0.400	9,996,333	9,996,333

Total			29,971,214

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (7.6%)(g)
Barclays Capital, Inc. dated 03-22-10, matures 01-31-11, repurchase price $10,003,444	0.400%	$10,000,000	$10,000,000
Barclays Capital, Inc. dated 10-13-10, matures 01-31-11, repurchase price $12,003,100	0.300	12,000,000	12,000,000
Cantor Fitzgerald & Co. dated 12-31-10, matures 01-03-11, repurchase price $45,001,500	0.400	45,000,000	45,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Citigroup Global Markets, Inc. dated 12-31-10, matures 01-03-11, repurchase price $16,650,222	0.160	16,650,000	16,650,000
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $8,812,981	0.170	8,812,856	8,812,856
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price $5,000,208	0.500	5,000,000	5,000,000
Morgan Stanley dated 01-15-10, matures 01-31-11, repurchase price $10,003,014	0.350	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 12-31-10, matures 01-03-11, repurchase price $10,000,292	0.350	10,000,000	10,000,000
Nomura Securities dated 12-31-10, matures 01-03-11, repurchase price $32,001,333	0.500	32,000,000	32,000,000
Pershing LLC dated 12-31-10, matures 01-03-11, repurchase price $15,000,563	0.450	15,000,000	15,000,000
RBS Securities, Inc. dated 04-01-10, matures 02-04-11, repurchase price $10,003,889	0.400	10,000,000	10,000,000

Total			174,462,856

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $496,418,496)			$496,418,496

Total Investments in Securities
(Cost: $2,308,724,184)(h)			$2,811,909,530

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 10.58% of net assets.

(d)	At Dec. 31, 2010, security was partially or fully on loan.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.400%)

Security description	Value (a)

BCRR Trust	$470,613
Bear Stearns Commercial Mortgage Securities	1,746,607
Citigroup Commercial Mortgage Trust	660,608
Granite Master Issuer PLC	2,614,083
GS Mortgage Securities Corp II	603,684
JP Morgan Chase Commercial Mortgage Securities Corp	488,883
Merrill Lynch Mortgage Trust	163,587
Morgan Stanley Dean Witter Capital I	1,070,602
Paragon Mortgages PLC	1,620,848
Permanent Master Issuer PLC	530,574
Wachovia Bank Commercial Mortgage Trust	529,911

Total market value of collateral securities	$10,500,000

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

Arabella Ltd	$60,476
Archer Daniels	622,162
ASB Finance Ltd	737,092
Banco Bilbao Vizcaya	1,989,747
Banco Bilbao Vizcaya Argentaria/New York NY	29,423
BP Capital Markets	369,776
BPCE	265,849
Central American Bank	2,304
Commonwealth Bank of Australia	374,322
Credit Agricole NA	614
Danske Corp	920,894
Electricite De France	1,524,917
European Investment Bank	2,051,815
Gdz Suez	316,745
Golden Funding Corp	21,805
Ing (US) Funding LLC	96
Natexis Banques	236,804
Nationwide Building	1,476,314
Natixis NY	115,200
Natixis US Finance Co	1,920
Prudential PLC	445,368
Silver Tower US Fund	5,760
Skandin Ens Banken	57,644
Societe Gen No Amer	959,512
Societe Generale NY	12,480
UBS Ag Stamford	961

Total market value of collateral securities	$12,600,000

Cantor Fitzgerald & Co. (0.400%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,441,397
Fannie Mae Pool	3,936,544
Fannie Mae Principal Strip	47,076
Fannie Mae REMICS	2,638,784
Federal Farm Credit Bank	2,454,164
Federal Home Loan Banks	4,396,835
Federal Home Loan Mortgage Corp	329,877
Federal National Mortgage Association	3,812,365
FHLMC Structured Pass Through Securities	1,560,589
Freddie Mac Non Gold Pool	3,778,734
Freddie Mac Reference REMIC	25,432
Freddie Mac REMICS	2,319,267
Freddie Mac Strips	683,930
Ginnie Mae I Pool	442,060
Ginnie Mae II Pool	2,450,435
Government National Mortgage Association	985,905
United States Treasury Inflation Indexed Bonds	135,514
United States Treasury Note/Bond	10,768,723
United States Treasury Strip Coupon	3,218,724
United States Treasury Strip Principal	473,645

Total market value of collateral securities	$45,900,000

Citigroup Global Markets, Inc. (0.160%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$82,715
Fannie Mae REMICS	5,594,372
Fannie Mae Whole Loan	142,317
Fannie Mae-Aces	10,867
Freddie Mac Reference REMIC	387,649
Freddie Mac REMICS	8,546,878
Government National Mortgage Association	2,218,202

Total market value of collateral securities	$16,983,000

Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$8,989,113

Total market value of collateral securities	$8,989,113

Mizuho Securities USA, Inc. (0.500%)

Security description	Value (a)

Fannie Mae Grantor Trust	$2,469
Fannie Mae Pool	2,074,775
Fannie Mae REMICS	214,119
Fannie Mae Whole Loan	5,817
Federal Farm Credit Bank	3,332
Federal Home Loan Banks	86,452
Federal Home Loan Mortgage Corp	13,315
FHLMC Structured Pass Through Securities	12,611
Freddie Mac Gold Pool	1,087,172
Freddie Mac Non Gold Pool	128,998
Freddie Mac REMICS	239,699
Ginnie Mae II Pool	175,519
Government National Mortgage Association	325,572
United States Treasury Note/Bond	730,150

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.350%)

Security description	Value (a)

Argento Variable Fund	$615,118
Federal Home Loan Banks	5,100,036
Ginnie Mae I Pool	3,942,432
Landesbank	576,496

Total market value of collateral securities	$10,234,082

Natixis Financial Products, Inc. (0.350%)

Security description	Value (a)

Fannie Mae Interest Strip	$458,899
Fannie Mae Pool	181,162
Fannie Mae REMICS	3,517,384
Freddie Mac Gold Pool	36,895
Freddie Mac Non Gold Pool	47,461
Freddie Mac REMICS	4,099,978
Freddie Mac Strips	341,535
Government National Mortgage Association	42,337
United States Treasury Note/Bond	1,474,647

Total market value of collateral securities	$10,200,298

Nomura Securities (0.500%)

Security description	Value (a)

Fannie Mae Pool	$14,613,855
Freddie Mac Gold Pool	18,026,145

Total market value of collateral securities	$32,640,000

Pershing LLC (0.450%)

Security description	Value (a)

Fannie Mae Pool	$7,789,589
Fannie Mae REMICS	1,756,381
Freddie Mac Gold Pool	666,276
Freddie Mac REMICS	2,318,208
Ginnie Mae I Pool	593,376
Government National Mortgage Association	2,176,170

Total market value of collateral securities	$15,300,000

RBS Securities, Inc. (0.400%)

Security description	Value (a)

Adjustable Rate Mortgage Trust	$1,191
American Home Mortgage Investment Trust	220,206
Banc of America Commercial Mortgage Inc	85,203
Banc of America Large Loan Inc	499,830
Bear Stearns Commercial Mortgage Securities	3,156
CC Mortgage Funding Corp	66,436
Citigroup/Deutsche Bank Commercial Mortgage Trust	138,895
Countrywide Home Loan Mortgage Pass Through Trust	50,065
Credit Suisse First Boston Mortgage Securities Corp	126,756
Credit Suisse Mortgage Capital Certificates	209,845
First Republic Mortgage Loan Trust	251,767
Ford Credit Floorplan Master Owner Trust	629,682
Greenwich Capital Commercial Funding Corp	50,980
GS Mortgage Securities Corp II	81,648
Honda Auto Receivables Owner Trust	447,723
JP Morgan Chase Commercial Mortgage Securities Corp	348,533
LB-UBS Commercial Mortgage Trust	550,400
MLCC Mortgage Investors Inc	1,295
Morgan Stanley Capital I	124,088
Morgan Stanley Dean Witter Capital I	154,219
Sequoia Mortgage Trust	5,242
Wachovia Bank Commercial Mortgage Trust	2,512,791
WaMu Mortgage Pass Through Certificates	3,923,238
Wells Fargo Mortgage Backed Securities Trust	16,813

Total market value of collateral securities	$10,500,002

(h)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $2,308,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$514,511,000
Unrealized depreciation	(11,325,000)

Net unrealized appreciation	$503,186,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$2,261,429,351	$—	$—	$2,261,429,351

Total Equity Securities	2,261,429,351	—	—	2,261,429,351

Other
Affiliated Money Market Fund(c)	54,061,683	—	—	54,061,683
Investments of Cash Collateral Received for Securities on Loan	—	496,418,496	—	496,418,496

Total Other	54,061,683	496,418,496	—	550,480,179

Total	$2,315,491,034	$496,418,496	$—	$2,811,909,530

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

Portfolio of Investments
RiverSource Balanced Fund
Dec. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (67.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.9%)
Honeywell International, Inc.	81,710	(g)	$4,343,704
The Boeing Co.	20,260		1,322,168
United Technologies Corp.	78,341	(g)	6,167,003

Total			11,832,875

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	51,029		3,703,685

Airlines (1.0%)
AMR Corp.	87,777	(b)	683,783
Delta Air Lines, Inc.	123,398	(b)	1,554,815
U.S. Airways Group, Inc.	143,832	(b,g)	1,439,758
United Continental Holdings, Inc.	113,535	(b,g)	2,704,404

Total			6,382,760

Automobiles (0.8%)
Ford Motor Co.	299,276	(b)	5,024,844

Biotechnology (0.7%)
Gilead Sciences, Inc.	118,504	(b)	4,294,585

Capital Markets (3.4%)
Morgan Stanley	288,975		7,863,010
The Bank of New York Mellon Corp.	92,911		2,805,912
The Goldman Sachs Group, Inc.	64,829		10,901,645

Total			21,570,567

Chemicals (2.9%)
Air Products & Chemicals, Inc.	40,458		3,679,655
Chemtura Corp.	13,074	(b)	208,923
EI du Pont de Nemours & Co.	194,970		9,725,103
The Dow Chemical Co.	127,791		4,362,785

Total			17,976,466

Commercial Banks (0.4%)
Wells Fargo & Co.	79,711		2,470,244

Communications Equipment (0.3%)
Nokia OYJ, ADR	180,693	(c,g)	1,864,752

Computers & Peripherals (0.6%)
Hewlett-Packard Co.	87,000		3,662,700

Diversified Financial Services (4.5%)
Bank of America Corp.	1,026,662		13,695,671
JPMorgan Chase & Co.	335,549		14,233,988

Total			27,929,659

Issuer	Shares		Value(a)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	219,718	(g)	6,455,315
Verizon Communications, Inc.	184,556		6,603,414

Total			13,058,729

Electrical Equipment (0.9%)
ABB Ltd., ADR	138,366	(b,c)	3,106,317
Emerson Electric Co.	48,024		2,745,532

Total			5,851,849

Electronic Equipment, Instruments & Components (0.2%)
Tyco Electronics Ltd.	28,872		1,022,069

Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	92,546		5,290,855
Halliburton Co.	173,921	(g)	7,101,195
National Oilwell Varco, Inc.	41,449		2,787,445
Schlumberger Ltd.	51,236		4,278,206

Total			19,457,701

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	107,924		3,752,517
Wal-Mart Stores, Inc.	75,387		4,065,621

Total			7,818,138

Health Care Providers & Services (0.4%)
WellPoint, Inc.	39,528	(b)	2,247,562

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp. Unit	118,997		5,486,952

Household Durables (0.1%)
Lennar Corp., Class A	30,844	(g)	578,325

Industrial Conglomerates (2.8%)
General Electric Co.	231,593		4,235,836
Siemens AG, ADR	75,932	(c)	9,434,551
Tyco International Ltd.	98,069		4,063,979

Total			17,734,366

Insurance (4.2%)
ACE Ltd.	103,384	(c)	6,435,654
Everest Re Group Ltd.	39,700	(c)	3,367,354
The Travelers Companies, Inc.	49,479		2,756,475
XL Group PLC	641,658	(g)	14,000,977

Total			26,560,460

IT Services (2.2%)
Accenture PLC, Class A	89,984	(c)	4,363,324
IBM Corp.	33,182		4,869,790
Mastercard, Inc., Class A	19,762		4,428,862

Total			13,661,976

Issuer	Shares		Value(a)
Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	53,043	(b)	2,197,571
Life Technologies Corp.	48,074	(b)	2,668,107
Thermo Fisher Scientific, Inc.	88,798	(b,g)	4,915,858

Total			9,781,536

Machinery (4.7%)
Caterpillar, Inc.	85,157		7,975,804
Deere & Co.	42,066		3,493,581
Eaton Corp.	45,941		4,663,471
Illinois Tool Works, Inc.	139,358		7,441,717
Ingersoll-Rand PLC	48,375	(c)	2,277,979
Parker Hannifin Corp.	45,080		3,890,404

Total			29,742,956

Media (1.4%)
Comcast Corp., Class A	104,337		2,292,284
Time Warner, Inc.	55,851		1,796,727
Viacom, Inc., Class B	122,356		4,846,521

Total			8,935,532

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold, Inc.	43,057		5,170,716
Nucor Corp.	42,134		1,846,312
Rio Tinto PLC, ADR	27,355	(c,g)	1,960,259
Vale SA, ADR	45,920	(c)	1,587,454
Xstrata PLC	70,004	(c)	1,643,363

Total			12,208,104

Multiline Retail (1.4%)
Kohl’s Corp.	75,660	(b)	4,111,364
Target Corp.	82,224		4,944,130

Total			9,055,494

Multi-Utilities (0.6%)
Dominion Resources, Inc.	94,763		4,048,275

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum Corp.	61,061		4,650,406
Apache Corp.	56,461		6,731,844
Chevron Corp.	160,078		14,607,117
ConocoPhillips	73,365	(g)	4,996,157
Devon Energy Corp.	35,208		2,764,180
Exxon Mobil Corp.	202,838		14,831,514
Southwestern Energy Co.	30,493	(b)	1,141,353

Total			49,722,571

Pharmaceuticals (3.7%)
Abbott Laboratories	71,558		3,428,344
Bristol-Myers Squibb Co.	172,095		4,557,076
Merck & Co., Inc.	190,609		6,869,548
Novartis AG, ADR	52,272	(c)	3,081,434
Pfizer, Inc.	315,401		5,522,672

Total			23,459,074

Road & Rail (0.2%)
CSX Corp.	20,063		1,296,270

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	318,629	(g)	6,700,768
LSI Corp.	612,785	(b)	3,670,582
Microchip Technology, Inc.	43,480	(g)	1,487,451

Total			11,858,801

Software (2.8%)
Microsoft Corp.	263,643		7,360,913
Oracle Corp.	325,474		10,187,336

Total			17,548,249

Specialty Retail (1.5%)
Best Buy Co., Inc.	78,386		2,687,856
Home Depot, Inc.	127,421		4,467,380
Staples, Inc.	96,780		2,203,681

Total			9,358,917

Tobacco (2.7%)
Lorillard, Inc.	162,032		13,296,346
Philip Morris International, Inc.	56,924		3,331,762

Total			16,628,108

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	379,924	(b)	1,607,079

Total Common Stocks (Cost: $316,171,591)			$425,442,230

Bonds (35.7%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$140,000		$149,686
06-15-35	6.625	205,000		208,586
Petroleos de Venezuela SA
04-12-17	5.250	384,000		219,840

Total				578,112

Sovereign (0.4%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	332,000		333,734
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	359,000	(l)	54,389
Colombia Government International Bond
01-27-17	7.375	200,000		236,000
El Salvador Government International Bond
Senior Unsecured
06-15-35	7.650	68,000	(d)	71,910
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	81,000	(d)	93,960
10-12-35	8.500	100,000	(d)	131,000
Philippine Government International Bond
Senior Unsecured
01-14-31	7.750	300,000		369,749

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Russian Foreign Bond — Eurobond
03-31-30	7.500	196,005	(d)	226,386
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	100,000		115,000
04-03-18	6.750	205,000		234,213
03-17-36	6.875	302,000		336,729
Uruguay Government International Bond
05-17-17	9.250	100,000		129,000
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	81,000		96,188
Venezuela Government International Bond
02-26-16	5.750	86,000	(d)	60,630
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	87,000		73,515

Total				2,562,403

Treasury (0.3%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	100,000		608,104
Indonesia Treasury Bond
(IDR) Senior Unsecured
07-15-22	10.250	1,848,000,000		236,297
Mexican Bonos
(MXN)
12-17-15	8.000	14,670,000		1,271,656

Total				2,116,057

U.S. Government Obligations & Agencies (4.9%)
Federal Farm Credit Bank
02-07-13	3.400	205,000		216,294
Federal Home Loan Banks
05-20-11	2.625	60,000		60,554
12-28-11	1.000	100,000		100,609
11-17-17	5.000	140,000		158,724
Federal National Mortgage Association
11-19-12	4.750	195,000		209,822
10-26-15	1.625	270,000		263,163
06-12-17	5.375	70,000		80,597
U.S. Treasury
08-31-12	0.375	110,000		109,802
11-15-12	1.375	2,070,000		2,100,889
01-15-13	1.375	435,000		441,627
02-15-13	1.375	295,000		299,425
03-15-13	1.375	445,000		451,501
05-15-13	1.375	322,000		326,630
02-15-14	4.000	1,225,000		1,334,484
02-28-15	2.375	4,000,000		4,120,626
11-30-15	1.375	2,877,000		2,795,860
03-31-16	2.375	1,310,000		1,326,579
08-31-16	3.000	118,000		122,499
07-31-17	2.375	3,000,000		2,960,625
08-15-20	2.625	1,000,000		948,047
11-15-20	2.625	2,170,000		2,046,920
02-15-36	4.500	86,000		89,037

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
02-15-40	4.625	1,770,000		1,854,075
05-15-40	4.375	2,000,000		2,009,680
08-15-40	3.875	4,406,000		4,058,340
U.S. Treasury Inflation-Indexed Bond
07-15-15	1.875	865,773	(m)	937,908
07-15-17	2.625	422,092	(m)	480,379
01-15-29	2.500	483,854	(m)	549,045

Total				30,453,741

Asset-Backed (2.2%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.383	344,341	(j)	343,902
AmeriCredit Automobile Receivables Trust
Series 2007-AX Class A4 (XLCA)
10-06-13	0.301	159,122	(e,j)	157,954
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03-17-14	1.660	350,000		351,621
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A
08-20-14	3.630	250,000	(d)	256,853
Centex Home Equity
Series 2002-D Class M2
12-25-32	2.311	156,348	(j)	49,042
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	1,327,661	(d)	1,329,050
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	850,000	(d)	850,356
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06-20-14	6.300	550,000		581,804
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	1,171,391	(d)	1,174,979
Countrywide Asset-Backed Certificates
Series 2006-4 Class 1A1M
07-25-36	0.521	162,985	(j)	107,693
Crown Castle Towers LLC
Senior Secured
01-15-15	4.523	650,000	(d)	673,816
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1
04-26-37	0.390	380,910	(d,j)	373,986
DT Auto Owner Trust
Series 2009-1 Class A1
10-15-15	2.980	689,778	(d)	693,539
DT Auto Owner Trust
Series 2010-1A Class A2
12-17-12	0.990	660,000	(d)	660,117
Equifirst Mortgage Loan Trust
Series 2003-1 Class IF1
12-25-32	4.010	131,588		129,425
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A
06-15-13	0.511	300,000	(j)	299,131

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
GTP Towers Issuer LLC
02-15-15	4.436	200,000	(d)	211,697
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	550,000	(d)	572,246
Hertz Vehicle Financing LLC
Series 2009-2A Class A2
03-25-16	5.290	500,000	(d)	538,446
Hertz Vehicle Financing LLC
Series 2010-1A Class A1
02-25-15	2.600	300,000	(d)	299,679
Irwin Home Equity Corp.
Series 2005-A Class A3
02-25-34	0.641	56,330	(j)	50,361
Morgan Stanley Resecuritization Trust
Series 2010-F Class A
06-17-13	0.511	450,000	(d,j)	448,946
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	10.040	1,350,000	(h)	39,791
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	1,900,000	(h)	105,058
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	270,743		257,181
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08-15-13	0.950	750,000		749,908
SBA Tower Trust
04-15-40	4.254	500,000	(d)	520,868
Sierra Receivables Funding Co.
Series 2007-2A Class A2 (NPFGC)
09-20-19	1.261	354,460	(d,e,j)	344,269
Sierra Receivables Funding Co.
Series 2010-1A Class A1
07-20-26	4.480	101,594	(d)	103,505
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	228,427	(d)	228,737
Sierra Receivables Funding Co.
Series 2010-3A Class A
11-20-25	3.510	184,618	(d)	183,621
SLM Student Loan Trust
Series 2006-C Class A2
09-15-20	0.352	375,654	(j)	370,297
Triad Auto Receivables Owner Trust
Series 2006-B Class A4 (AGM)
11-12-12	5.520	228,670	(e)	228,976
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	655,836	(e)	664,334

Total				13,951,188

Commercial Mortgage-Backed (4.0%)(f)
Americold LLC Trust
Series 2010-ARTA Class A1
01-14-29	3.847	450,000	(d)	450,862
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A3A
07-10-43	4.621	425,000		439,780

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A4
07-10-43	4.668	375,000		393,895
Banc of America Commercial Mortgage, Inc.
Series 2005-6 Class A4
09-10-47	5.195	550,000		590,732
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1
06-13-50	5.038	78,960		79,906
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2
11-15-30	5.676	1,220,547		1,241,376
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	350,000		373,821
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.222	363,988		387,327
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12-11-49	5.322	650,000		677,284
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.571	300,000	(d,j)	287,013
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	415,000		434,750
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	79,569		80,578
Extended Stay America Trust
Series 2010-ESHA Class A
11-05-27	2.951	449,279	(d)	441,942
FREMPF Mortgage Trust
CMO Series 2010-K6 Class B
12-26-46	5.354	200,000	(d)	176,617
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2
06-10-38	6.070	350,000		359,390
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	561,074	(d)	594,744
General Electric Capital Assurance Co.
Series 2003-1 Class A5
05-12-35	5.743	250,000	(d)	273,982
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	279,397		285,038
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	257,408		260,161
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A4
12-10-49	5.736	100,000		105,393

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	2,125,000		2,238,853
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
08-10-38	4.602	68,590		68,935
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.111	950,000	(d,j)	849,733
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.808	575,000		47,213
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	181,805		189,184
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	144,128		147,360
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	226,755		227,027
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
07-15-41	4.475	809,992		825,478
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	200,000		204,870
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	4.893	488,733		510,571
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
12-15-44	5.205	600,000		646,791
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	150,000		158,937
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	255,801	(d)	268,018
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A2
12-05-27	5.633	300,000	(d)	322,227
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C1 Class A1
06-15-43	3.853	297,141	(d)	305,061
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C2 Class A3
11-15-43	4.070	200,000	(d)	190,183
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-CNTR Class A2
08-05-32	4.311	450,000	(d)	426,044
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	650,000		660,816
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AAB
09-15-30	4.930	219,273		230,479
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	5.856	600,000		645,904

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	750,000		792,248
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1
02-12-51	4.706	119,802		121,827
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	1,075,000		1,079,869
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.793	475,000		515,011
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A
08-12-45	5.808	825,000	(d,j)	882,128
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A
08-15-45	5.808	2,475,000	(d)	2,646,385
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	600,000		612,576
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	350,000		370,197
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	500,000		527,219

Total				24,645,735

Residential Mortgage-Backed (11.7%)(f,q)
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 2A2B
04-25-35	2.690	28,599	(j)	12,632
Chaseflex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	948,814		884,661
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1
05-25-35	4.750	1,287,127	(d)	1,316,121
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	7.730	9,071	(h)	891
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1
07-25-18	4.750	219,120		222,435
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	529,147	(d)	538,663
Federal Home Loan Mortgage Corp.
01-01-26	3.500	1,700,000	(k)	1,710,095
01-01-26	4.500	200,000	(k)	208,906
01-01-41	6.000	1,000,000	(k)	1,083,125
01-01-41	6.500	1,000,000	(k)	1,108,438
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.109	82,957	(j)	89,206
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	6.026	82,867	(j)	86,978

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	607,546		667,688
Federal Home Loan Mortgage Corp. #C65869
04-01-32	6.000	358,882		400,845
Federal Home Loan Mortgage Corp. #C67723
06-01-32	7.000	501,486		571,276
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	176,191		190,066
Federal Home Loan Mortgage Corp. #E93097
12-01-17	5.500	599,133		643,225
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	304,770		324,789
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	699,008		752,756
Federal Home Loan Mortgage Corp. #G01441
07-01-32	7.000	657,101		749,156
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2817 Class SA
06-15-32	20.000	310,319	(h)	23,274
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2936 Class AS
02-15-35	12.810	333,941	(h)	48,953
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2950 Class SM
03-15-35	2.330	434,954	(h)	52,939
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3256 Class S
12-15-36	18.708	926,222	(h)	127,073
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3639 Class SC
02-15-40	22.273	611,957	(h)	65,064
Federal Home Loan Mortgage Corp.
CMO Series 1614 Class MZ
Trust Series Z
11-15-23	6.500	56,902	(i)	62,175
Federal National Mortgage Association
01-01-26	3.500	315,000	(k)	317,166
01-01-26	4.500	600,000	(k)	628,969
01-01-41	4.000	6,250,000	(k)	6,216,799
01-01-41	4.500	7,250,000	(k)	7,441,443
01-01-41	5.500	2,500,000	(k)	2,674,610
01-01-41	6.000	5,280,000	(k)	5,738,699
01-01-41	6.500	3,150,000	(k)	3,500,437
Federal National Mortgage Association #190988
06-01-24	9.000	88,254		102,982
Federal National Mortgage Association #250322
08-01-25	7.500	181,957		207,876
Federal National Mortgage Association #254236
03-01-17	6.500	282,874		309,527
Federal National Mortgage Association #254383
06-01-32	7.500	130,101		149,462
Federal National Mortgage Association #256901
09-01-37	6.500	119,113		132,146
Federal National Mortgage Association #357822
05-01-35	5.500	2,023,272		2,175,824
Federal National Mortgage Association #545008
06-01-31	7.000	717,617		827,590
Federal National Mortgage Association #545869
07-01-32	6.500	104,784		118,634

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #555376
04-01-18	4.500	629,387	(o)	666,756
Federal National Mortgage Association #555734
07-01-23	5.000	536,755		571,594
Federal National Mortgage Association #653730
09-01-32	6.500	567,179		644,609
Federal National Mortgage Association #654686
11-01-32	6.000	540,529	(o)	595,711
Federal National Mortgage Association #662061
09-01-32	6.500	323,805		364,091
Federal National Mortgage Association #670387
08-01-32	7.000	75,935	(o)	86,460
Federal National Mortgage Association #678028
09-01-17	6.000	978,879		1,067,742
Federal National Mortgage Association #688002
03-01-33	5.500	608,036		659,545
Federal National Mortgage Association #688691
03-01-33	5.500	156,806		169,021
Federal National Mortgage Association #689093
07-01-28	5.500	299,403		323,475
Federal National Mortgage Association #712057
07-01-18	4.500	176,964		187,471
Federal National Mortgage Association #720070
07-01-23	5.500	877,699		949,478
Federal National Mortgage Association #731019
07-01-33	5.500	543,924		590,199
Federal National Mortgage Association #732094
08-01-18	5.500	381,909		412,427
Federal National Mortgage Association #735382
04-01-35	5.000	867,740	(o)	916,681
Federal National Mortgage Association #735579
06-01-35	5.000	1,505,695		1,590,618
Federal National Mortgage Association #745079
12-01-20	5.000	471,660		503,866
Federal National Mortgage Association #745392
12-01-20	4.500	96,100		101,686
Federal National Mortgage Association #747584
11-01-28	5.500	782,267		845,160
Federal National Mortgage Association #753085
12-01-33	6.500	571,947		644,429
Federal National Mortgage Association #768117
08-01-34	5.469	210,453	(j)	223,010
Federal National Mortgage Association #776962
04-01-29	5.000	1,052,416		1,116,641
Federal National Mortgage Association #804442
12-01-34	6.500	397,801		449,780
Federal National Mortgage Association #886764
08-01-36	6.086	69,410	(j)	73,430
Federal National Mortgage Association #895834
04-01-36	5.921	77,428	(j)	80,391
Federal National Mortgage Association #972006
02-01-38	5.500	1,439,606		1,541,176
Federal National Mortgage Association #AD6420
06-01-40	5.000	934,546		983,167
Federal National Mortgage Association #AD8486
08-01-40	5.000	1,940,524		2,041,482
Federal National Mortgage Association #AE7536
10-01-40	4.500	1,993,304		2,047,929
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	1.000	1,064,899	(h)	229,178

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	20.000	269,831	(h)	29,935
Federal National Mortgage Association
CMO I.O. Series 2004-53 Class QC
02-25-34	8.790	396,421	(h)	42,009
Federal National Mortgage Association
CMO I.O. Series 2004-64 Class SW
08-25-34	11.420	165,977	(h)	28,002
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	135,546	(h)	8,857
Federal National Mortgage Association
CMO I.O. Series 2006-33 Class JS
05-25-36	11.450	461,331	(h)	68,343
Federal National Mortgage Association
CMO I.O. Series 2007-15 Class NI
03-25-22	17.076	596,163	(h)	74,552
Federal National Mortgage Association
CMO I.O. Series 2007-30 Class MI
04-25-37	1.000	1,406,673	(h)	304,639
Federal National Mortgage Association
CMO I.O. Series 2008-7 Class SA
02-25-38	7.933	595,546	(h)	102,861
Federal National Mortgage Association
CMO I.O. Series 2009-87 Class NS
11-25-39	15.030	765,924	(h)	104,999
Federal National Mortgage Association
CMO I.O. Series 2010-4 Class SK
02-25-40	14.070	668,970	(h)	87,044
Government National Mortgage Association
01-01-41	4.000	4,000,000	(k)	4,026,875
Government National Mortgage Association #604708
10-15-33	5.500	635,413		690,313
Government National Mortgage Association #616257
02-15-34	5.000	747,443		797,037
Government National Mortgage Association
CMO I.O. Series 2002-66 Class SA
12-16-25	25.055	305,121	(h)	48,322
Government National Mortgage Association
CMO I.O. Series 2002-70 Class IC
08-20-32	4.414	333,018	(h)	40,010
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	7.233	4,886	(h)	21
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	25.384	988,951	(h)	123,855
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	1,397,119	(h)	147,142
Government National Mortgage Association
CMO I.O. Series 2010-14 Class AV
02-16-40	15.920	436,010	(h)	64,724
GSR Mortgage Loan Trust
CMO Series 2004-6F Class 2A4
05-25-34	5.500	499,998	(i)	513,271

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR3 Class 2A1B
03-25-36	4.725	161,452	(j)	85,019
MASTR Alternative Loans Trust
CMO Series 2004-4 Class 2A1
05-25-34	6.000	586,412		586,448
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	963,245		961,374
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	534,167		515,013
Morgan Stanley Reremic Trust
CMO Series 2010-R9 Class 3B
11-26-36	5.000	600,000	(d)	600,000
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-K Class 2A3
07-25-34	4.702	84,204	(j)	87,507

Total				73,298,969

Aerospace & Defense (0.1%)
Esterline Technologies Corp.
08-01-20	7.000	5,000	(d)	5,175
L-3 Communications Corp.
10-15-15	6.375	216,000		222,479
Mantech International Corp.
04-15-18	7.250	24,000		25,080
Oshkosh Corp.
03-01-17	8.250	61,000		66,338
03-01-20	8.500	49,000		53,778
TransDigm, Inc.
Senior Subordinated Notes
12-15-18	7.750	62,000	(d)	64,170

Total				437,020

Automotive (—%)
Lear Corp.
03-15-18	7.875	130,000		138,775
03-15-20	8.125	49,000		53,410

Total				192,185

Banking (1.2%)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	445,000		459,023
07-01-20	5.625	885,000		899,165
Bank of Montreal
06-09-15	2.850	490,000	(c,d)	495,303
Bank of Nova Scotia
10-29-15	1.650	1,530,000	(c,d)	1,470,335
Citigroup, Inc.
Senior Unsecured
08-09-20	5.375	150,000		155,851
Export-Import Bank of Korea
Senior Unsecured
10-17-12	5.500	115,000	(c)	121,726
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	300,000	(c)	324,395

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase & Co.
Senior Unsecured
10-15-20	4.250	865,000		844,802
Morgan Stanley
Senior Unsecured
07-24-20	5.500	1,065,000		1,075,942
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	400,000	(c,d)	375,085
The Toronto-Dominion Bank
07-29-15	2.200	1,485,000	(c,d)	1,465,674

Total				7,687,301

Building Materials (—%)
Associated Materials LLC
Senior Secured
11-01-17	9.125	35,000	(d)	36,750
Interface, Inc.
Senior Notes
12-01-18	7.625	18,000	(d)	18,540

Total				55,290

Chemicals (0.2%)
Airgas, Inc.
10-01-18	7.125	190,000		209,950
Ashland, Inc.
06-01-17	9.125	75,000		86,438
Celanese U.S. Holdings LLC
10-15-18	6.625	104,000	(d)	107,380
CF Industries, Inc.
05-01-18	6.875	180,000		192,600
05-01-20	7.125	30,000		32,850
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	30,000		32,063
Invista
05-01-12	9.250	22,000	(d)	22,339
LyondellBasell Industries
Senior Secured
11-01-17	8.000	232,000	(d)	257,519
Nalco Co.
Senior Notes
01-15-19	6.625	145,000	(d)	148,263
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	53,000	(c)	56,445
Polypore International, Inc.
Senior Notes
11-15-17	7.500	70,000	(d)	71,400

Total				1,217,247

Construction Machinery (0.1%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	128,000	(d)	140,800
The Manitowoc Co., Inc.
11-01-13	7.125	200,000		201,750
11-01-20	8.500	35,000		37,188

Total				379,738

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Consumer Products (0.1%)
Central Garden and Pet Co.
03-01-18	8.250	25,000		25,563
Jarden Corp.
05-01-16	8.000	130,000		141,538
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	151,000	(d)	166,099

Total				333,200

Diversified Manufacturing (—%)
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	15,000	(d)	16,275
SPX Corp.
09-01-17	6.875	137,000	(d)	145,563

Total				161,838

Electric (2.9%)
Arizona Public Service Co.
Senior Unsecured
10-15-11	6.375	15,000		15,621
08-01-16	6.250	260,000		290,589
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	560,000		640,209
CMS Energy Corp.
Senior Unsecured
09-30-15	4.250	260,000		257,400
12-15-15	6.875	225,000		245,521
02-01-20	6.250	180,000		183,150
Consumers Energy Co.
1st Mortgage
03-15-15	5.000	25,000		26,873
02-15-17	5.150	150,000		164,023
Dominion Resources, Inc.
Senior Unsecured
11-15-16	5.600	110,000		123,808
08-01-33	5.250	800,000		880,627
DTE Energy Co.
Senior Unsecured
05-15-14	7.625	915,000		1,054,649
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	520,000		579,199
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	485,000		504,456
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07-01-12	11.875	125,000		141,788
Majapahit Holding BV
10-17-16	7.750	100,000	(c,d)	115,500
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	140,000		147,598

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	222,139		224,361
Nevada Power Co.
01-15-15	5.875	300,000		334,529
05-15-18	6.500	290,000		333,762
08-01-18	6.500	505,000		584,723
Nisource Finance Corp.
03-01-13	6.150	1,075,000		1,172,722
07-15-14	5.400	220,000		238,012
09-15-17	5.250	1,080,000		1,134,527
09-15-20	5.450	540,000		556,472
NRG Energy, Inc.
01-15-17	7.375	376,000		387,280
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	110,000		119,536
Ohio Power Co.
Senior Unsecured
06-01-16	6.000	265,000		298,319
PacifiCorp
1st Mortgage
09-15-13	5.450	285,000		312,272
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	585,000		676,025
Progress Energy, Inc.
Senior Unsecured
03-15-14	6.050	300,000		333,163
12-01-39	6.000	150,000		159,131
Sierra Pacific Power Co.
05-15-16	6.000	1,555,000		1,761,235
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	455,000		512,200
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	1,515,000		1,926,227
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	470,000		530,272
The Toledo Edison Co.
1st Mortgage
05-01-20	7.250	95,000		112,296
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	195,000		201,435
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	375,000	(c)	396,226

Total				17,675,736

Entertainment (—%)
Regal Cinemas Corp.
07-15-19	8.625	75,000		79,500
Speedway Motorsports, Inc.
06-01-16	8.750	155,000		167,400

Total				246,900

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Food and Beverage (0.9%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	345,000	(d)	394,540
11-15-14	5.375	1,425,000	(d)	1,569,998
Bacardi Ltd.
04-01-14	7.450	95,000	(c,d)	109,279
Cott Beverages, Inc.
09-01-18	8.125	14,000		15,085
Del Monte Corp.
10-15-19	7.500	78,000		90,968
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	1,030,000		1,198,321
02-01-18	6.125	550,000		628,262
SABMiller PLC
Senior Unsecured
01-15-14	5.700	1,380,000	(c,d)	1,523,935
07-15-18	6.500	310,000	(c,d)	362,322

Total				5,892,710

Gaming (—%)
MGM Resorts International
Senior Secured
11-15-17	11.125	120,000		138,000
Seneca Gaming Corp.
12-01-18	8.250	47,000	(d)	47,118

Total				185,118

Gas Distributors (—%)
Energy Transfer Equity LP
10-15-20	7.500	115,000		119,600

Gas Pipelines (1.4%)
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	915,000		921,887
04-01-13	7.875	340,000		384,348
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	2,607,000		3,003,328
El Paso Corp.
Senior Unsecured
09-15-20	6.500	110,000	(d)	110,550
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	230,000		272,325
04-15-17	5.950	795,000		896,377
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	65,000		71,338
12-01-18	6.875	30,000		30,413
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	1,085,000	(d)	1,163,513
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	255,000		257,550

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	385,000		399,353
04-15-16	6.400	846,000		972,867

Total				8,483,849

Health Care (0.1%)
Cardinal Health, Inc.
Senior Unsecured
06-15-12	5.650	415,000		438,956
HCA, Inc.
Senior Secured
09-15-20	7.250	365,000		381,425
LifePoint Hospitals, Inc.
10-01-20	6.625	25,000	(d)	24,813
Omnicare, Inc.
06-01-13	6.125	28,000		28,140

Total				873,334

Health Care Insurance (—%)
UnitedHealth Group, Inc.
Senior Unsecured
10-15-40	5.700	95,000		94,588

Home Construction (—%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	75,000		76,875

Independent Energy (0.7%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	880,000		945,374
Berry Petroleum Co.
Senior Unsecured
11-01-20	6.750	20,000		20,100
Chesapeake Energy Corp.
08-15-20	6.625	220,000		215,600
Concho Resources, Inc.
Senior Notes
01-15-21	7.000	46,000		47,150
Continental Resources, Inc.
04-01-21	7.125	23,000	(d)	24,150
Denbury Resources, Inc.
04-01-13	7.500	70,000		70,700
03-01-16	9.750	135,000		150,525
EnCana Corp.
Senior Unsecured
11-01-11	6.300	1,335,000	(c)	1,395,521
EXCO Resources, Inc.
09-15-18	7.500	70,000		68,425
Petrohawk Energy Corp.
08-01-14	10.500	90,000		102,600
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	70,000		73,500
Quicksilver Resources, Inc.
08-01-15	8.250	161,000		167,038

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Range Resources Corp.
05-15-19	8.000	265,000		288,519
Woodside Finance Ltd.
11-10-14	4.500	515,000	(c,d)	540,449

Total				4,109,651

Integrated Energy (0.1%)
Petro-Canada
Senior Unsecured
07-15-13	4.000	65,000	(c)	68,394
05-15-18	6.050	200,000	(c)	227,233
TNK-BP Finance SA
03-13-18	7.875	100,000	(c,d)	113,092

Total				408,719

Lodging (—%)
Wyndham Worldwide Corp.
Senior Unsecured
02-01-18	5.750	38,000		38,640

Media Cable (0.3%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	180,000		195,975
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	57,000		58,995
Comcast Corp.
07-01-39	6.550	225,000		244,694
CSC Holdings LLC
Senior Unsecured
02-15-18	7.875	35,000		38,938
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	735,000		725,199
DISH DBS Corp.
02-01-16	7.125	190,000		196,175
09-01-19	7.875	145,000		151,525
Time Warner Cable, Inc.
11-15-40	5.875	500,000		494,680

Total				2,106,181

Media Non-Cable (0.5%)
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	120,000	(d)	126,300
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	140,000	(c,d)	141,400
Lamar Media Corp.
04-01-14	9.750	53,000		60,950
Reed Elsevier Capital, Inc.
08-01-11	6.750	311,000		321,927
RR Donnelley & Sons Co.
Senior Unsecured
04-01-14	4.950	150,000		153,681
01-15-17	6.125	1,240,000		1,267,573
TCM Sub LLC
01-15-15	3.550	740,000	(d)	758,455
XM Satellite Radio, Inc.
11-01-18	7.625	93,000	(d)	96,023

Total				2,926,309

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Metals (0.3%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	245,000	(c)	309,636
08-05-20	5.250	300,000	(c)	296,587
10-15-39	7.000	270,000	(c)	280,201
Arch Coal, Inc.
10-01-20	7.250	7,000		7,359
Arch Western Finance LLC 07-01-13	6.750	87,000		87,870
Consol Energy, Inc. 04-01-17	8.000	60,000	(d)	64,050
04-01-20	8.250	195,000	(d)	210,600
FMG Resources August 2006 Pty Ltd.
Senior Notes
11-01-15	7.000	103,000	(c,d)	105,990
02-01-16	6.375	50,000	(c,d)	50,000
Novelis, Inc.
12-15-17	8.375	70,000	(c,d)	72,450
12-15-20	8.750	75,000	(c,d)	77,813
Peabody Energy Corp.
09-15-20	6.500	100,000		106,750
Rain CII Carbon LLC/Corp.
Senior Secured
12-01-18	8.000	60,000	(d)	62,850
United States Steel Corp.
Senior Unsecured
02-01-18	7.000	54,000		54,810
04-01-20	7.375	179,000		181,685

Total				1,968,651

Non-Captive Diversified (0.4%)
Ally Financial, Inc.
03-15-20	8.000	213,000		232,703
CIT Group, Inc.
Senior Secured
05-01-16	7.000	195,000		195,731
General Electric Capital Corp.
Senior Unsecured
09-16-20	4.375	1,975,000		1,943,710
International Lease Finance Corp.
Senior Unsecured
12-15-20	8.250	100,000		103,000

Total				2,475,144

Oil Field Services (0.1%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	11,000	(c,d)	10,566
Frac Tech Services LLC/Finance, Inc.
11-15-18	7.125	50,000	(d)	50,750
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	200,000	(c,d)	210,750
Precision Drilling Corp.
11-15-20	6.625	40,000	(c,d)	40,700

Total				312,766

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Other Financial Institutions (—%)
Cardtronics, Inc.
09-01-18	8.250	90,000		94,050

Other Industry (—%)
Interline Brands, Inc.
11-15-18	7.000	27,000	(d)	27,405
Valmont Industries, Inc.
04-20-20	6.625	192,000		200,332

Total				227,737

Packaging (0.1%)
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	47,000	(c,d)	48,469
Ball Corp.
09-01-19	7.375	35,000		37,625
09-15-20	6.750	97,000		101,850
Crown Americas LLC/Capital Corp.
11-15-15	7.750	115,000		119,600
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	100,000		107,500
Greif, Inc.
Senior Unsecured
02-01-17	6.750	80,000		83,600
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	111,000	(d)	116,966
04-15-19	7.125	86,000	(d)	87,505

Total				703,115

Paper (0.1%)
Cascades, Inc.
12-15-17	7.750	180,000	(c)	187,650
Georgia-Pacific LLC
11-01-20	5.400	380,000	(d)	375,698
Graphic Packaging International, Inc.
06-15-17	9.500	60,000		65,475
10-01-18	7.875	17,000		17,808

Total				646,631

Pharmaceuticals (0.1%)
Mylan, Inc.
11-15-18	6.000	55,000	(d)	54,038
Valeant Pharmaceuticals International
10-01-20	7.000	255,000	(d)	251,812
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	54,000	(c,d)	54,540

Total				360,390

Railroads (0.1%)
CSX Corp.
Senior Unsecured
03-15-12	6.300	380,000		403,188
04-15-41	5.500	400,000		393,022

Total				796,210

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Restaurants (—%)
Yum! Brands, Inc.
Senior Unsecured
11-15-37	6.875	80,000		90,793

Retailers (0.1%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	410,000		456,187
QVC, Inc.
Senior Secured
04-15-17	7.125	106,000	(d)	110,770
10-15-20	7.375	131,000	(d)	136,895
Toys R Us — Delaware, Inc.
Senior Secured
09-01-16	7.375	130,000	(d)	134,875

Total				838,727

Technology (0.1%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	101,000		105,040
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	201,000		211,553
01-15-20	6.875	27,000		28,755

Total				345,348

Transportation Services (0.2%)
ERAC USA Finance LLC
10-15-37	7.000	1,090,000	(d)	1,173,739
The Hertz Corp.
10-15-18	7.500	60,000	(d)	62,550
01-15-21	7.375	117,000	(d)	119,340

Total				1,355,629

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	365,000	(d)	398,763
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	109,000		113,088
MetroPCS Wireless, Inc.
09-01-18	7.875	45,000		46,575
11-15-20	6.625	55,000		52,388
Nextel Communications, Inc.
08-01-15	7.375	145,000		145,181
SBA Telecommunications, Inc.
08-15-16	8.000	95,000		102,838
08-15-19	8.250	130,000		142,025
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	170,000		182,325
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	880,000		854,798

Total				2,037,981

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wirelines (1.6%)
AT&T, Inc.
Senior Unsecured
03-15-11	6.250	1,630,000		1,648,202
02-15-39	6.550	1,125,000		1,224,511
Embarq Corp.
Senior Unsecured
06-01-36	7.995	940,000		1,026,366
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	32,000		34,960
04-15-17	8.250	81,000		88,898
04-15-20	8.500	66,000		72,105
Qwest Communications International, Inc.
04-01-18	7.125	150,000	(d)	155,250
Telecom Italia Capital SA
07-18-36	7.200	320,000	(c)	300,500
Telefonica Emisiones SAU
01-15-15	4.949	990,000	(c)	1,025,327
TELUS Corp.
Senior Unsecured
06-01-11	8.000	935,000	(c)	960,497
tw telecom holdings, inc.
03-01-18	8.000	89,000		94,563
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	1,705,000		1,818,810
04-01-32	7.375	1,115,000		1,251,182
Verizon Pennsylvania, Inc.
Senior Unsecured
11-15-11	5.650	190,000		198,057
Windstream Corp.
08-01-16	8.625	62,000		65,255
11-01-17	7.875	271,000		284,889

Total				10,249,372

Total Bonds (Cost: $218,307,457)				$223,810,778

Senior Loans (0.1%)(n)

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Building Materials (—%)
Goodman Global, Inc.
1st Lien Term Loan
10-28-16	5.750%	$15,000	$15,059

Consumer Products (—%)
Visant Corp.
Tranche B Term Loan
12-22-16	7.000	134,663	136,144

Food and Beverage (0.1%)
U.S. Foodservice
Term Loan
07-03-14	2.760	441,577	403,932

	Coupon	Principal
Borrower	Rate	Amount	Value(a)
Media Non-Cable (—%)
Nielsen Finance LLC
Tranche C Term Loan
05-01-16	4.014	310,632	307,914

Total Senior Loans (Cost: $856,251)			$863,049

Money Market Fund (1.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.229%	9,716,421	(p)	$9,716,421

Total Money Market Fund (Cost: $9,716,421)			$9,716,421

Investments of Cash Collateral Received for Securities on Loan (2.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (0.2%)
KBC Bank NV
01-20-11	0.450%	$1,000,000	$1,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (2.2%)(r)
Goldman Sachs & Co. dated 12-31-10, matures 01-03-11, repurchase price $4,154,699	0.170%	$4,154,640	$4,154,640
Mizuho Securities USA, Inc. dated 12-31-10, matures 01-03-11, repurchase price $10,000,417	0.500	10,000,000	10,000,000

Total			14,154,640

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $15,154,640)			$15,154,640

Total Investments in Securities
(Cost: $560,206,360)(s)			$674,987,118

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Dec. 31, 2010

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

U.S. Treasury Long Bond, 20-year	27	$3,297,375	March 2011	$—	$(85,259)
U.S. Treasury Note, 2-year	(22)	(4,815,938)	April 2011	12,686	—
U.S. Treasury Note, 5-year	(153)	(18,010,969)	April 2011	287,332	—
U.S. Treasury Note, 10-year	17	2,047,438	March 2011	—	(26,587)
U.S. Treasury Ultra Bond, 30-year	(23)	(2,923,156)	March 2011	50,716	—

Total				$350,734	$(111,846)

Notes to Portfolio of Investments

ADR — American Depositary Receipt

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

IDR — Indonesian Rupiah

I.O. — Interest Only

MXN — Mexican Peso

(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2010.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.22% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2010, the value of these securities amounted to $37,111,560 or 5.93% of net assets.

(e)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGM — Assured Guaranty Municipal Corporation

AMBAC — Ambac Assurance Corporation

NPFGC — National Public Finance Guarantee Corporation

XLCA — XL Capital Assurance

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Dec. 31, 2010, security was partially or fully on loan.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2010.

(i)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(j)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2010.

(k)	At Dec. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $34,776,965.

(l)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(m)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(n)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	At Dec. 31, 2010, investments in securities included securities valued at $437,953 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Dec. 31, 2010.

(q)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association 01-01-41 5.000%	$1,000,000	01-13-11	$1,054,844	$1,051,250

(r)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.170%)

Security description	Value (a)

Government National Mortgage Association	$4,237,733

Total market value of collateral securities	$4,237,733

Mizuho Securities USA, Inc. (0.500%)

Security description	Value (a)

Fannie Mae Grantor Trust	$4,938
Fannie Mae Pool	4,149,551
Fannie Mae REMICS	428,238
Fannie Mae Whole Loan	11,634
Federal Farm Credit Bank	6,664
Federal Home Loan Banks	172,904
Federal Home Loan Mortgage Corp	26,630
FHLMC Structured Pass Through Securities	25,222
Freddie Mac Gold Pool	2,174,343
Freddie Mac Non Gold Pool	257,995
Freddie Mac REMICS	479,399
Ginnie Mae II Pool	351,038
Government National Mortgage Association	651,145
United States Treasury Note/Bond	1,460,299

Total market value of collateral securities	$10,200,000

(s)	At Dec. 31, 2010, the cost of securities for federal income tax purposes was approximately $560,206,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$121,214,000
Unrealized depreciation	(6,433,000)

Net unrealized appreciation	$114,781,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Sept. 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2010:

	Fair value at Dec. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Metals & Mining	$10,564,741	$1,643,363	$—	$12,208,104
All Other Industries	413,234,126	—	—	413,234,126

Total Equity Securities	423,798,867	1,643,363	—	425,442,230

Bonds
Foreign Government Obligations & Agencies	—	5,256,572	—	5,256,572
U.S. Government Obligations & Agencies	27,396,646	3,057,095	—	30,453,741
Asset-Backed Securities	—	13,951,188	—	13,951,188
Commercial Mortgage-Backed Securities	—	24,645,735	—	24,645,735
Residential Mortgage-Backed Securities	34,655,564	38,043,405	600,000	73,298,969
Corporate Debt Securities	—	76,204,573	—	76,204,573

Total Bonds	62,052,210	161,158,568	600,000	223,810,778

Other
Senior Loans	—	863,049	—	863,049
Affiliated Money Market Fund(c)	9,716,421	—	—	9,716,421
Investments of Cash Collateral Received for Securities on Loan	—	15,154,640	—	15,154,640

Total Other	9,716,421	16,017,689	—	25,734,110

Investments in Securities	495,567,498	178,819,620	600,000	674,987,118
Derivatives(d)
Assets
Futures Contracts	350,734	—	—	350,734
Liabilities
Futures Contracts	(111,846)	—	—	(111,846)

Total	$495,806,386	$178,819,620	$600,000	$675,226,006

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $1,339,341.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Sept. 30, 2010	$719,211	$—	$719,211
Accrued discounts/premiums	(19,516)	—	(19,516)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	213	—	213
Sales	—	—	—
Purchases	—	600,000	600,000
Transfers into Level 3	—	—	—
Transfers out of Level 3	(699,908)	—	(699,908)

Balance as of Dec. 31, 2010	$—	$600,000	$600,000

*	Change in unrealized appreciation (depreciation) relating to securities held at Dec. 31, 2010 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Investment Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	February 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	February 18, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	February 18, 2011